Schedule of Investments
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.97%
U.S. Treasury Inflation — Indexed Notes-99.97%(a)
0.13%, 01/15/2023	$6,879,718	$6,941,935
0.63%, 04/15/2023	7,336,275	7,409,302
0.38%, 07/15/2023	6,871,003	6,944,000
0.63%, 01/15/2024	6,803,217	6,896,523
0.50%, 04/15/2024	4,940,140	5,003,451
0.13%, 07/15/2024	6,736,524	6,803,115
0.13%, 10/15/2024	5,355,366	5,393,374
0.25% - 2.38%, 01/15/2025	12,454,309	12,874,638
0.13%, 04/15/2025	5,335,315	5,372,197
0.38%, 07/15/2025	6,743,884	6,872,750
0.13%, 10/15/2025	5,158,740	5,214,416
0.63% - 2.00%, 01/15/2026	10,808,359	11,267,930
0.13%, 04/15/2026	5,927,506	5,967,841
0.13%, 07/15/2026	5,948,087	6,017,689
0.13%, 10/15/2026	5,472,218	5,534,875
0.38% - 2.38%, 01/15/2027	9,367,468	9,823,053
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.13%, 04/15/2027	$5,567,624	$5,615,279
0.38%, 07/15/2027	5,843,110	5,988,366
Total U.S. Treasury Securities (Cost $129,151,441)		125,940,734
	Shares
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(b)(c) (Cost $262,549)	262,549	262,549
TOTAL INVESTMENTS IN SECURITIES-100.18% (Cost $129,413,990)		126,203,283
OTHER ASSETS LESS LIABILITIES-(0.18)%		(222,347)
NET ASSETS-100.00%		$125,980,936
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$60,551	$3,571,414	$(3,369,416)	$-	$-	$262,549	$931
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,543,304	21,995,076	(23,538,380)	-	-	-	791*
Invesco Private Prime Fund	3,601,042	33,254,597	(36,855,459)	-	(180)	-	1,830*
Total	$5,204,897	$58,821,087	$(63,763,255)	$-	$(180)	$262,549	$3,552

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Australia-8.55%
Adbri Ltd.	2,452	$4,329
AGL Energy Ltd.	3,528	20,630
Allkem Ltd.(a)	3,098	24,385
ALS Ltd.	2,575	20,915
Altium Ltd.	584	12,702
Alumina Ltd.	13,530	14,539
AMP Ltd.(a)	17,524	13,268
Ampol Ltd.	1,278	29,875
Ansell Ltd.	690	12,586
APA Group	6,333	51,483
Appen Ltd.	589	2,384
Aristocrat Leisure Ltd.	3,590	88,430
ASX Ltd.	1,039	63,990
Atlas Arteria Ltd.	5,145	27,824
Aurizon Holdings Ltd.	9,472	26,570
Australia & New Zealand Banking Group Ltd.	15,042	240,366
Australia & New Zealand Banking Group Ltd., Rts., expiring 08/31/2022(a)	1,002	2,783
Bank of Queensland Ltd.	3,432	18,009
Beach Energy Ltd.	9,465	11,988
Bendigo & Adelaide Bank Ltd.	2,960	21,275
BHP Group Ltd.	27,071	730,671
BlueScope Steel Ltd.	2,629	30,435
Boral Ltd.	2,158	4,367
Brambles Ltd.	7,697	61,498
carsales.com Ltd.	1,446	20,836
Challenger Ltd.	3,596	17,515
Charter Hall Group	2,529	22,483
Cleanaway Waste Management Ltd.	7,305	13,916
Cochlear Ltd.	343	51,275
Coles Group Ltd.	6,805	89,035
Commonwealth Bank of Australia	9,188	646,076
Computershare Ltd.	2,883	50,254
CSL Ltd.	2,588	523,424
CSR Ltd.	2,603	8,265
Deterra Royalties Ltd.	2,269	6,840
Dexus	5,773	38,350
Domain Holdings Australia Ltd.	1,241	3,066
Domino’s Pizza Enterprises Ltd.	324	16,378
Downer EDI Ltd.	3,696	14,236
EBOS Group Ltd.	847	20,931
Endeavour Group Ltd.	6,805	37,608
Evolution Mining Ltd.	8,988	16,558
Flight Centre Travel Group Ltd.(a)(b)	769	9,240
Fortescue Metals Group Ltd.	8,531	109,177
Glencore PLC(a)	70,417	395,761
Goodman Group	9,836	142,076
GPT Group (The)	10,281	32,642
Harvey Norman Holdings Ltd.	3,178	9,181
IDP Education Ltd.	972	19,358
IGO Ltd.	3,333	25,676
Iluka Resources Ltd.	2,249	15,034
Incitec Pivot Ltd.	10,407	26,143
Insignia Financial Ltd.	3,412	7,333
Insurance Australia Group Ltd.	13,039	40,671
JB Hi-Fi Ltd.(b)	606	17,798
Lendlease Corp. Ltd.	3,689	26,437
Lottery Corp. Ltd. (The)(a)	11,157	35,346
Lynas Rare Earths Ltd.(a)	4,821	29,301
Macquarie Group Ltd.	1,868	236,101
Magellan Financial Group Ltd.	748	7,610
	Shares	Value
Australia-(continued)
Medibank Pvt. Ltd.	14,782	$35,174
Metcash Ltd.	5,181	14,967
Mineral Resources Ltd.	897	33,637
Mirvac Group	21,111	31,672
National Australia Bank Ltd.	17,326	369,957
Newcrest Mining Ltd.	4,788	64,483
NEXTDC Ltd.(a)	2,430	19,975
Northern Star Resources Ltd.	6,101	33,377
Nufarm Ltd.	1,710	6,157
Orica Ltd.	2,178	25,502
Origin Energy Ltd.	9,424	39,062
Orora Ltd.	4,652	11,524
OZ Minerals Ltd.	1,742	22,962
Perpetual Ltd.	301	6,364
Pilbara Minerals Ltd.(a)	14,101	27,256
Platinum Asset Management Ltd.	2,813	3,573
Pro Medicus Ltd.	217	7,501
Qantas Airways Ltd.(a)	3,948	12,562
QBE Insurance Group Ltd.	7,906	63,609
Qube Holdings Ltd.	7,881	15,178
Ramsay Health Care Ltd.	937	45,899
REA Group Ltd.	270	23,562
Reece Ltd.	1,146	12,179
Rio Tinto Ltd.	1,992	135,985
Rio Tinto PLC	5,854	350,808
Santos Ltd.	16,478	83,938
Scentre Group	27,832	56,321
SEEK Ltd.	1,870	29,934
Seven Group Holdings Ltd.	720	8,817
Shopping Centres Australasia Property Group	5,951	12,292
Sierra Rutile Holdings Ltd.(a)	2,249	502
Sonic Healthcare Ltd.	2,563	61,291
South32 Ltd.	25,031	66,548
Star Entertainment Group Ltd. (The)(a)	4,599	9,852
Stockland	12,801	34,390
Suncorp Group Ltd.	6,773	52,886
Tabcorp Holdings Ltd.	11,157	7,708
Telstra Corp. Ltd.	22,070	59,908
TPG Telecom Ltd.(b)	1,968	8,707
Transurban Group	16,522	167,287
Treasury Wine Estates Ltd.	3,874	33,115
Vicinity Centres	20,218	29,204
Washington H Soul Pattinson & Co. Ltd.	1,428	25,599
Wesfarmers Ltd.	6,158	200,372
Westpac Banking Corp.	18,746	281,371
Whitehaven Coal Ltd.	4,631	20,068
WiseTech Global Ltd.	845	29,541
Woodside Energy Group Ltd.	10,088	225,120
Woolworths Group Ltd.	6,535	171,096
Worley Ltd.	2,003	20,001
		7,426,026
Austria-0.25%
ams-OSRAM AG(a)(b)	1,319	10,805
ANDRITZ AG	361	16,763
Erste Group Bank AG	1,761	44,351
Mondi PLC(b)	2,599	49,006
OMV AG	761	32,140
Raiffeisen Bank International AG	693	8,317
Telekom Austria AG(a)	733	4,522
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Austria-(continued)
Verbund AG(b)	354	$38,803
voestalpine AG	616	13,756
		218,463
Belgium-0.77%
Ackermans & van Haaren N.V.	120	17,571
Ageas S.A./N.V.	954	41,390
Anheuser-Busch InBev S.A./N.V.	4,651	247,885
D’Ieteren Group	123	20,004
Elia Group S.A./N.V.(b)	180	27,218
Etablissements Franz Colruyt N.V.	267	7,359
Groupe Bruxelles Lambert S.A.	545	47,947
KBC Group N.V.	1,473	76,779
Proximus SADP	750	10,358
Sofina S.A.(b)	82	19,097
Solvay S.A., Class A	361	31,472
Telenet Group Holding N.V.(b)	244	3,884
UCB S.A.	648	50,414
Umicore S.A.(b)	1,098	39,588
Warehouses De Pauw C.V.A.	755	25,528
		666,494
Brazil-0.04%
Yara International ASA	872	37,072
Cambodia-0.01%
NagaCorp Ltd.(a)	6,692	6,240
Chile-0.03%
Antofagasta PLC(b)	1,857	26,180
China-0.43%
AAC Technologies Holdings, Inc.	3,807	7,362
BOC Hong Kong Holdings Ltd.	19,114	69,030
Budweiser Brewing Co. APAC Ltd.(c)	8,998	24,931
China Travel International Investment Hong Kong Ltd.(a)	13,198	2,488
Chow Tai Fook Jewellery Group Ltd.	8,709	17,219
ESR Cayman Ltd.(a)(c)	9,002	23,337
FIH Mobile Ltd.(a)	15,371	2,056
HUTCHMED China Ltd.(a)	2,500	6,319
Kerry Logistics Network Ltd.	1,263	2,539
Lee & Man Paper Manufacturing Ltd.	7,642	2,901
Lenovo Group Ltd.(b)	39,428	38,123
MicroPort Scientific Corp.(a)	2,519	5,949
Minth Group Ltd.	4,329	11,553
MMG Ltd.(a)	13,057	3,859
Nexteer Automotive Group Ltd.(b)	4,389	3,522
Shangri-La Asia Ltd.(a)	6,527	5,330
Shui On Land Ltd.	18,644	2,470
SITC International Holdings Co. Ltd.	6,545	22,220
Tingyi Cayman Islands Holding Corp.	10,889	17,922
Towngas Smart Energy Co. Ltd.(a)	5,488	2,615
Uni-President China Holdings Ltd.	6,548	5,981
Want Want China Holdings Ltd.	23,387	19,008
Wharf Holdings Ltd. (The)	6,614	24,181
Wilmar International Ltd.	11,302	32,854
Xinyi Glass Holdings Ltd.(b)	10,912	21,491
		375,260
Denmark-2.48%
Ambu A/S, Class B(b)	919	10,381
AP Moller - Maersk A/S, Class A	23	61,139
AP Moller - Maersk A/S, Class B	29	78,598
Carlsberg A/S, Class B	515	66,298
	Shares	Value
Denmark-(continued)
Chr. Hansen Holding A/S	551	$35,904
Coloplast A/S, Class B(b)	714	83,057
Danske Bank A/S	3,534	49,173
Demant A/S(a)	544	20,622
DSV A/S	1,025	171,258
Genmab A/S(a)	317	112,658
GN Store Nord A/S	686	23,722
H Lundbeck A/S	1,280	6,311
H Lundbeck A/S, Class A(a)	320	1,522
Novo Nordisk A/S, Class B	8,414	984,073
Novozymes A/S, Class B	1,064	67,656
Orsted A/S(c)	1,010	116,964
Pandora A/S	498	36,665
ROCKWOOL A/S, Class B	34	8,368
Royal Unibrew A/S	253	21,455
SimCorp A/S(b)	213	15,781
Tryg A/S	1,933	43,879
Vestas Wind Systems A/S	5,411	140,458
		2,155,942
Finland-1.23%
Elisa OYJ	769	42,373
Fortum OYJ	2,314	25,754
Huhtamaki OYJ	498	19,301
Kesko OYJ, Class B	1,445	35,538
Kojamo OYJ	1,045	18,583
Kone OYJ, Class B	2,106	95,559
Metso Outotec OYJ	3,248	26,587
Neste OYJ	2,231	113,924
Nokia OYJ	30,208	157,057
Nokian Renkaat OYJ	726	8,517
Nordea Bank Abp	20,319	199,186
Orion OYJ, Class B	556	26,424
Sampo OYJ, Class A	2,636	113,264
Stora Enso OYJ, Class R	3,079	47,281
UPM-Kymmene OYJ	2,858	90,019
Valmet OYJ	940	25,955
Wartsila OYJ Abp	2,613	22,775
		1,068,097
France-9.49%
Accor S.A.(a)	980	25,261
Adevinta ASA, Class B(a)	1,488	11,190
Aeroports de Paris(a)(b)	144	19,763
Air Liquide S.A.	2,749	375,941
Airbus SE	3,000	320,823
ALD S.A.(c)	432	5,092
Alstom S.A.(b)	1,582	37,343
Amundi S.A.(c)	305	16,452
Arkema S.A.	348	32,752
Atos SE(b)	504	6,167
AXA S.A.	9,946	227,676
BioMerieux	217	23,366
BNP Paribas S.A.	5,753	269,838
Bollore SE	5,298	26,578
Bouygues S.A.	1,141	34,321
Bureau Veritas S.A.(b)	1,521	41,765
Capgemini SE	861	162,722
Carrefour S.A.(b)	3,326	56,432
Cie de L’Odet SE	2	2,386
Cie de Saint-Gobain	2,505	115,770
Cie Generale des Etablissements Michelin S.C.A.	3,752	103,926
Cie Plastic Omnium S.A.	296	5,496

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
France-(continued)
Covivio	268	$16,847
Credit Agricole S.A.	6,494	59,456
Danone S.A.	3,107	170,473
Dassault Aviation S.A.	124	17,638
Dassault Systemes SE	3,569	151,606
Edenred	1,337	68,300
Eiffage S.A.	397	37,023
Electricite de France S.A.	3,243	39,218
ENGIE S.A.	8,894	109,369
EssilorLuxottica S.A.	1,607	249,801
Eurazeo SE	260	18,465
Euroapi S.A.(a)	257	4,325
Faurecia SE(a)	833	14,902
Gecina S.A.	276	28,142
Getlink SE	2,441	48,610
Hermes International	167	227,156
ICADE	174	8,669
Ipsen S.A.	180	18,134
JCDecaux S.A.(a)	389	6,239
Kering S.A.	392	222,595
Klepierre S.A.(a)	972	21,457
La Francaise des Jeux SAEM(c)	467	16,595
Legrand S.A.	1,433	116,717
L’Oreal S.A.	1,325	497,317
LVMH Moet Hennessy Louis Vuitton SE	1,340	922,274
Neoen S.A.(b)(c)	144	6,295
Orange S.A.	10,282	104,809
Orpea S.A.(a)	252	6,239
Pernod Ricard S.A.	1,118	218,304
Publicis Groupe S.A.(a)	1,226	64,880
Remy Cointreau S.A.(b)	131	25,726
Renault S.A.(a)	988	28,958
Rexel S.A.(a)	1,628	28,751
Safran S.A.	1,874	204,420
Sanofi	5,859	580,746
Sartorius Stedim Biotech	128	50,849
Schneider Electric SE	2,859	392,209
SCOR SE	839	14,667
SEB S.A.	161	13,470
Societe Generale S.A.	4,086	90,971
Sodexo S.A.	467	37,732
SOITEC(a)	109	17,288
Somfy S.A.	42	5,285
Teleperformance	311	103,473
Thales S.A.	538	66,569
TotalEnergies SE	12,857	652,336
Ubisoft Entertainment S.A.(a)	504	21,332
Unibail-Rodamco-Westfield(a)(b)	550	30,951
Valeo	1,288	27,435
Veolia Environnement S.A.	3,352	83,294
Vinci S.A.	2,672	254,414
Vivendi SE	3,762	35,513
Wendel SE(b)	144	13,163
Worldline S.A.(a)(c)	1,303	57,130
		8,249,597
Germany-6.87%
1&1 AG	247	4,264
adidas AG	1,019	174,348
Allianz SE	2,191	396,143
Aroundtown S.A.(b)	6,113	19,479
Auto1 Group SE(a)(c)	360	3,080
BASF SE	4,925	218,021
	Shares	Value
Germany-(continued)
Bayer AG	5,291	$307,513
Bayerische Motoren Werke AG	1,722	139,554
Bayerische Motoren Werke AG, Preference Shares	309	23,284
Bechtle AG	432	19,826
Beiersdorf AG	535	54,906
Brenntag SE	830	57,854
Carl Zeiss Meditec AG, BR	196	28,399
Commerzbank AG(a)	5,579	37,989
Continental AG	580	40,937
Covestro AG(c)	966	32,731
CTS Eventim AG & Co. KGaA(a)	315	17,216
Daimler Truck Holding AG(a)	2,250	61,003
Deutsche Bank AG	10,959	95,273
Deutsche Boerse AG	989	171,938
Deutsche Lufthansa AG(a)(b)	3,207	19,601
Deutsche Post AG	5,206	206,493
Deutsche Telekom AG	18,212	343,654
Deutsche Wohnen SE	244	6,003
DWS Group GmbH & Co. KGaA(c)	180	5,220
E.ON SE	11,614	103,856
Evonik Industries AG	1,024	21,697
Evotec SE(a)	826	21,308
Fielmann AG	130	5,231
Fraport AG Frankfurt Airport Services Worldwide(a)	180	8,166
Fresenius Medical Care AG & Co. KGaA	1,089	40,152
Fresenius SE & Co. KGaA	2,188	55,663
Fuchs Petrolub SE	180	4,579
Fuchs Petrolub SE, Preference Shares	373	11,121
GEA Group AG	888	32,931
Hannover Rueck SE	322	45,408
HeidelbergCement AG	776	39,167
Hella GmbH & Co. KGaA	123	8,597
HelloFresh SE(a)	877	24,010
Henkel AG & Co. KGaA	540	33,835
Henkel AG & Co. KGaA, Preference Shares	937	59,503
HOCHTIEF AG	103	5,486
Infineon Technologies AG	7,090	191,939
KION Group AG	420	18,993
Knorr-Bremse AG	355	21,016
LANXESS AG	457	16,696
LEG Immobilien SE	391	35,339
Mercedes-Benz Group AG	4,524	263,950
Merck KGaA	693	131,219
METRO AG(a)	702	5,658
MTU Aero Engines AG	286	54,854
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	754	169,985
Nemetschek SE	288	19,088
Porsche Automobil Holding SE, Preference Shares	822	59,006
Puma SE	534	35,730
Rational AG	26	17,988
Rheinmetall AG	231	42,126
RWE AG	3,379	138,436
SAP SE	5,967	551,720
Sartorius AG	13	5,269
Sartorius AG, Preference Shares	132	58,616
Scout24 SE(c)	403	22,872
Siemens AG	4,061	449,443
Siemens Energy AG	2,299	37,941
Siemens Healthineers AG(c)	1,487	75,841
Sixt SE	70	8,487
Sixt SE, Preference Shares	88	6,164

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Germany-(continued)
SUSE S.A.(a)	193	$3,438
Symrise AG	701	81,198
Talanx AG	285	10,340
Telefonica Deutschland Holding AG	4,822	12,764
thyssenkrupp AG(a)	2,600	15,922
Traton SE	268	4,145
TUI AG(a)(b)	5,780	9,302
Uniper SE(b)	469	3,111
United Internet AG	576	15,076
Vantage Towers AG	496	14,657
Varta AG(b)	72	5,814
Volkswagen AG	171	33,512
Volkswagen AG, Preference Shares	986	138,038
Vonovia SE	4,168	137,994
Wacker Chemie AG	72	10,759
Zalando SE(a)(c)	1,169	32,600
		5,972,485
Hong Kong-2.69%
AIA Group Ltd.	64,986	654,008
ASMPT Ltd.	1,741	13,862
Bank of East Asia Ltd. (The)	5,166	6,568
Cafe de Coral Holdings Ltd.	2,159	3,295
Cathay Pacific Airways Ltd.(a)	5,377	5,562
Champion REIT(b)	10,931	4,818
CK Asset Holdings Ltd.	10,388	73,379
CK Hutchison Holdings Ltd.	14,205	94,188
CK Infrastructure Holdings Ltd.	3,296	20,658
CLP Holdings Ltd.	8,739	74,032
Dah Sing Banking Group Ltd.	2,174	1,656
Dah Sing Financial Holdings Ltd.	869	2,280
DFI Retail Group Holdings Ltd.	1,640	4,592
Guotai Junan International Holdings Ltd.	14,111	1,420
Haitong International Securities Group Ltd.	15,475	1,853
Hang Lung Group Ltd.	4,416	7,966
Hang Lung Properties Ltd.	10,912	19,850
Hang Seng Bank Ltd.	3,926	63,267
Henderson Land Development Co. Ltd.	6,584	22,898
Hong Kong & China Gas Co. Ltd. (The)	57,892	61,064
Hong Kong Exchanges & Clearing Ltd.	6,826	312,174
Hongkong Land Holdings Ltd.	6,254	32,458
Huabao International Holdings Ltd.	5,425	2,923
Hutchison Port Holdings Trust, Class U	27,069	6,361
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,614	1,196
Hysan Development Co. Ltd.	3,296	10,098
Jardine Matheson Holdings Ltd.	915	48,303
Johnson Electric Holdings Ltd., Class H	1,662	2,126
Kerry Properties Ltd.	3,284	7,898
Lifestyle International Holdings Ltd.(a)	2,713	933
Link REIT	11,336	94,877
Man Wah Holdings Ltd.	8,101	6,347
Melco International Development Ltd.(a)(b)	4,380	2,974
MTR Corp. Ltd.	7,647	40,427
New World Development Co. Ltd.	7,656	25,553
NWS Holdings Ltd.	7,665	7,597
Orient Overseas International Ltd.	700	24,344
PCCW Ltd.	21,985	11,763
Power Assets Holdings Ltd.	7,123	46,595
Prudential PLC	14,790	181,059
Shun Tak Holdings Ltd.(a)	6,883	1,289
Sino Land Co. Ltd.	19,416	28,840
Sun Hung Kai Properties Ltd.	7,598	90,742
	Shares	Value
Hong Kong-(continued)
Swire Pacific Ltd., Class A	2,740	$15,585
Swire Pacific Ltd., Class B	5,440	5,114
Swire Properties Ltd.	5,703	13,571
Techtronic Industries Co. Ltd.	7,062	78,313
United Energy Group Ltd.	39,446	4,523
Vinda International Holdings Ltd.	1,117	2,967
Vitasoy International Holdings Ltd.(b)	4,362	6,568
VTech Holdings Ltd.	875	5,969
WH Group Ltd.	41,789	31,622
Wharf Real Estate Investment Co. Ltd.	8,738	38,848
Yue Yuen Industrial Holdings Ltd.	3,844	5,112
		2,332,285
Indonesia-0.01%
First Pacific Co. Ltd.	13,111	5,228
Golden Agri-Resources Ltd.	34,090	6,409
		11,637
Ireland-0.53%
AIB Group PLC	4,208	9,500
CRH PLC	4,115	157,287
Flutter Entertainment PLC(a)	939	94,019
Glanbia PLC	1,008	11,820
Kerry Group PLC, Class A	826	86,960
Kingspan Group PLC	810	52,049
Smurfit Kappa Group PLC	1,391	50,239
		461,874
Israel-0.76%
AFI Properties Ltd.	89	4,599
Airport City Ltd.(a)	396	7,525
Alony Hetz Properties & Investments Ltd.	576	8,262
Amot Investments Ltd.	756	5,084
Ashtrom Group Ltd.	215	4,925
Azrieli Group Ltd.	216	17,010
Bank Hapoalim BM	7,168	65,508
Bank Leumi Le-Israel BM	7,945	75,684
Bezeq The Israeli Telecommunication Corp. Ltd.	11,482	19,441
Big Shopping Centers Ltd.	72	9,437
Camtek Ltd.(a)	143	4,087
Elbit Systems Ltd.	143	32,508
Elco Ltd.	51	3,478
Electra Ltd.	10	5,910
Energix-Renewable Energies Ltd.	1,008	3,994
Enlight Renewable Energy Ltd.(a)	4,951	11,047
Fattal Holdings 1998 Ltd.(a)	44	5,046
First International Bank of Israel Ltd. (The)	288	11,944
Fox Wizel Ltd.	37	4,634
G City Ltd.	468	2,848
Gav-Yam Lands Corp. Ltd.	539	5,112
Harel Insurance Investments & Financial Services Ltd.	612	6,167
ICL Group Ltd.	3,895	34,591
Israel Corp. Ltd. (The)(a)	20	8,670
Israel Discount Bank Ltd., Class A	6,567	36,498
Maytronics Ltd.	251	3,239
Melisron Ltd.(a)	108	8,049
Mivne Real Estate KD Ltd.(b)	3,787	12,640
Mizrahi Tefahot Bank Ltd.	720	26,206
Nice Ltd.(a)	362	74,850
Nova Ltd.(a)	145	14,855
OPC Energy Ltd.(a)	396	4,505
Paz Oil Co. Ltd.(a)	84	10,286

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Israel-(continued)
Phoenix Holdings Ltd. (The)	684	$7,176
Sapiens International Corp. N.V.	144	3,700
Shapir Engineering and Industry Ltd.(b)	612	5,379
Shikun & Binui Ltd.(a)(b)	1,149	5,309
Shufersal Ltd.(b)	612	3,949
Strauss Group Ltd.	216	5,673
Teva Pharmaceutical Industries Ltd.(a)(b)	5,417	50,586
Tower Semiconductor Ltd.(a)	576	27,131
		657,542
Italy-1.83%
A2A S.p.A.(b)	8,114	10,391
Amplifon S.p.A.	684	22,465
Assicurazioni Generali S.p.A.	6,962	103,536
Atlantia S.p.A.	2,639	60,733
Banca Mediolanum S.p.A.	1,289	8,477
Buzzi Unicem S.p.A.(b)	499	9,054
Coca-Cola HBC AG(a)	1,046	25,610
Davide Campari-Milano N.V.	2,650	29,236
De’ Longhi S.p.A.(b)	378	7,130
DiaSorin S.p.A.	121	16,730
Enel S.p.A.	41,815	209,304
Eni S.p.A.	13,281	158,658
Ferrari N.V.	648	136,243
FinecoBank Banca Fineco S.p.A.	3,272	40,336
Hera S.p.A.	4,215	12,043
Infrastrutture Wireless Italiane S.p.A.(c)	1,888	19,713
Interpump Group S.p.A.	431	18,264
Intesa Sanpaolo S.p.A.	89,339	157,466
Italgas S.p.A.	2,626	14,941
Leonardo S.p.A.	2,145	19,982
Mediobanca Banca di Credito Finanziario S.p.A.	3,727	31,770
Moncler S.p.A.	1,152	57,170
Nexi S.p.A.(a)(c)	3,981	35,940
Pirelli & C. S.p.A.(c)	2,624	11,259
Poste Italiane S.p.A.(c)	2,447	20,385
PRADA S.p.A.	2,743	15,829
Prysmian S.p.A.	1,413	44,592
Recordati Industria Chimica e Farmaceutica S.p.A.	519	22,877
Reply S.p.A.	121	15,792
Snam S.p.A.	11,949	59,676
Telecom Italia S.p.A.(a)(b)	57,554	12,688
Telecom Italia S.p.A., RSP(a)	32,353	6,740
Terna Rete Elettrica Nazionale S.p.A.	7,559	57,637
UniCredit S.p.A.	11,199	109,395
UnipolSai Assicurazioni S.p.A.	2,282	5,138
		1,587,200
Japan-23.07%
ABC-Mart, Inc.	144	6,055
Acom Co. Ltd.	2,010	4,993
Activia Properties, Inc.	4	12,495
Advance Residence Investment Corp.	7	19,222
Advantest Corp.	1,052	61,790
Aeon Co. Ltd.	3,761	75,389
AEON Financial Service Co. Ltd.	648	7,030
Aeon Mall Co. Ltd.	684	8,675
AEON REIT Investment Corp.(b)	9	10,512
AGC, Inc.	1,008	36,428
Aica Kogyo Co. Ltd.	288	6,615
Ain Holdings, Inc.	144	8,253
Air Water, Inc.(b)	864	11,539
Aisin Corp.	936	27,558
	Shares	Value
Japan-(continued)
Ajinomoto Co., Inc.	2,576	$67,421
Alfresa Holdings Corp.	910	12,065
Alps Alpine Co. Ltd.	1,079	11,117
Amada Co. Ltd.	1,702	13,588
Amano Corp.	360	6,869
ANA Holdings, Inc.(a)	842	15,580
Anritsu Corp.	756	9,175
Aozora Bank Ltd.	648	13,455
Ariake Japan Co. Ltd.	108	4,275
As One Corp.	144	6,777
Asahi Group Holdings Ltd.	2,575	89,012
Asahi Intecc Co. Ltd.	1,044	19,130
Asahi Kasei Corp.	6,588	52,522
Asics Corp.	935	17,630
ASKUL Corp.	216	2,833
Astellas Pharma, Inc.	9,958	155,536
Azbil Corp.	720	21,468
Bandai Namco Holdings, Inc.	1,078	83,562
Bank of Kyoto Ltd. (The)	396	16,711
BayCurrent Consulting, Inc.	72	22,249
Benefit One, Inc.	324	5,205
Benesse Holdings, Inc.	396	7,093
Bic Camera, Inc.	766	6,625
BIPROGY, Inc.	360	7,623
Bridgestone Corp.	3,118	121,267
Brother Industries Ltd.	1,293	23,973
Calbee, Inc.	432	9,225
Canon Marketing Japan, Inc.	252	5,873
Canon, Inc.(b)	5,357	125,899
Capcom Co. Ltd.	1,008	27,830
Casio Computer Co. Ltd.	1,151	11,144
Central Japan Railway Co.	1,006	117,273
Chiba Bank Ltd. (The)	3,224	17,730
Chubu Electric Power Co., Inc.	3,726	39,588
Chugai Pharmaceutical Co. Ltd.	3,473	97,031
Chugoku Bank Ltd. (The)	874	6,311
Chugoku Electric Power Co., Inc. (The)	1,604	10,441
Coca-Cola Bottlers Japan Holdings, Inc.	730	8,253
COMSYS Holdings Corp.	611	12,197
Concordia Financial Group Ltd.	5,988	20,206
Cosmo Energy Holdings Co. Ltd.	400	11,972
Cosmos Pharmaceutical Corp.	113	12,099
Credit Saison Co. Ltd.	802	10,165
CyberAgent, Inc.	2,099	20,747
Dai Nippon Printing Co. Ltd.	1,389	30,451
Daicel Corp.	1,416	8,931
Daido Steel Co. Ltd.	216	6,384
Daifuku Co. Ltd.	538	33,975
Dai-ichi Life Holdings, Inc.	5,317	91,620
Daiichi Sankyo Co. Ltd.	10,104	266,340
Daiichikosho Co. Ltd.	216	6,077
Daikin Industries Ltd.	1,451	252,419
Daio Paper Corp.	431	4,592
Daito Trust Construction Co. Ltd.	359	33,818
Daiwa House Industry Co. Ltd.	3,403	83,846
Daiwa House REIT Investment Corp.	11	26,379
Daiwa Office Investment Corp.	1	5,051
Daiwa Securities Group, Inc.	7,810	35,804
DeNA Co. Ltd.	469	6,885
Denka Co. Ltd.	468	12,028
Denso Corp.	2,394	129,579
Dentsu Group, Inc.	1,185	41,052

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Descente Ltd.	195	$4,113
DIC Corp.	468	8,583
Disco Corp.	144	34,801
DMG Mori Co. Ltd.	576	7,633
Dowa Holdings Co. Ltd.	252	9,041
East Japan Railway Co.	1,983	102,971
Ebara Corp.	504	19,572
Eisai Co. Ltd.	1,451	65,976
Electric Power Development Co. Ltd.	838	14,058
ENEOS Holdings, Inc.	16,006	61,281
EXEO Group, Inc.	504	8,387
Ezaki Glico Co. Ltd.	288	8,372
Fancl Corp.	360	6,812
FANUC Corp.	1,043	178,126
Fast Retailing Co. Ltd.	276	165,621
Food & Life Cos. Ltd.	576	11,115
FP Corp.	251	5,623
Fuji Electric Co. Ltd.	648	28,945
Fuji Kyuko Co. Ltd.	98	2,981
Fuji Media Holdings, Inc.	252	2,178
Fuji Oil Holdings, Inc.	252	4,276
FUJIFILM Holdings Corp.	1,944	109,964
Fujitsu General Ltd.	324	6,844
Fujitsu Ltd.	992	137,425
Fukuoka Financial Group, Inc.	828	14,559
Fukuyama Transporting Co. Ltd.	180	4,162
Furukawa Electric Co. Ltd.	360	6,244
Fuyo General Lease Co. Ltd.	108	6,594
GLP J-Reit(a)	23	30,133
GMO internet, Inc.	324	6,301
GMO Payment Gateway, Inc.	216	17,745
GOLDWIN, Inc.	181	11,213
GS Yuasa Corp.	432	7,809
GungHo Online Entertainment, Inc.	180	3,490
H.U. Group Holdings, Inc.	288	6,863
Hachijuni Bank Ltd. (The)	2,385	8,815
Hakuhodo DY Holdings, Inc.	1,294	13,187
Hamamatsu Photonics K.K.	684	30,758
Hankyu Hanshin Holdings, Inc.	1,186	34,120
Haseko Corp.	1,415	17,109
Heiwa Corp.	288	4,471
Hikari Tsushin, Inc.	108	11,822
Hino Motors Ltd.	1,460	7,505
Hirogin Holdings, Inc.	1,604	7,357
Hirose Electric Co. Ltd.	180	25,630
Hisamitsu Pharmaceutical Co., Inc.	396	10,252
Hitachi Construction Machinery Co. Ltd.	612	13,353
Hitachi Ltd.	4,959	248,748
Hitachi Metals Ltd.(a)	1,041	15,936
Hitachi Transport System Ltd.	179	11,585
Honda Motor Co. Ltd.	9,080	230,176
Horiba Ltd.	216	10,554
Hoshizaki Corp.	576	17,110
House Foods Group, Inc.	396	8,468
Hoya Corp.	1,855	184,181
Hulic Co. Ltd.	2,061	16,392
Ibiden Co. Ltd.	576	16,787
Idemitsu Kosan Co. Ltd.	1,272	32,645
IHI Corp.	684	17,861
Iida Group Holdings Co. Ltd.	792	12,883
Industrial & Infrastructure Fund Investment Corp.	10	13,850
Information Services International-Dentsu Ltd.	109	3,629
	Shares	Value
Japan-(continued)
INFRONEER Holdings, Inc.	1,339	$9,778
Inpex Corp.	5,298	59,778
Internet Initiative Japan, Inc.	288	11,572
Isetan Mitsukoshi Holdings Ltd.	1,821	14,456
Isuzu Motors Ltd.	2,791	30,364
Ito En Ltd.	289	13,536
ITOCHU Corp.	7,240	209,426
Itochu Techno-Solutions Corp.	538	14,290
Itoham Yonekyu Holdings, Inc.	756	3,767
Iwatani Corp.	253	10,525
Iyo Bank Ltd. (The)	1,496	7,197
Izumi Co. Ltd.	216	5,026
J. Front Retailing Co. Ltd.	1,319	11,004
Japan Airlines Co. Ltd.(a)	794	13,747
Japan Airport Terminal Co. Ltd.(a)	252	9,824
Japan Aviation Electronics Industry Ltd.	252	4,265
Japan Exchange Group, Inc.	2,792	44,047
Japan Hotel REIT Investment Corp.	25	12,907
Japan Logistics Fund, Inc.	5	11,972
Japan Metropolitan Fund Investment Corp.	36	29,199
Japan Post Bank Co. Ltd.	2,143	17,045
Japan Post Holdings Co. Ltd.	11,904	85,176
Japan Post Insurance Co. Ltd.	1,079	17,325
Japan Prime Realty Investment Corp.	5	15,208
Japan Real Estate Investment Corp.	7	33,678
Japan Steel Works Ltd. (The)	292	6,696
Japan Tobacco, Inc.	6,390	114,150
JCR Pharmaceuticals Co. Ltd.	288	5,312
Jeol Ltd.	217	9,726
JFE Holdings, Inc.	2,719	30,313
JGC Holdings Corp.	1,139	13,917
JSR Corp.	972	26,655
JTEKT Corp.	1,211	8,880
JustSystems Corp.	180	5,502
Kadokawa Corp.	531	12,793
Kagome Co. Ltd.	432	10,166
Kajima Corp.	2,323	26,350
Kakaku.com, Inc.	718	13,919
Kaken Pharmaceutical Co. Ltd.	180	5,226
Kamigumi Co. Ltd.	576	11,636
Kandenko Co. Ltd.	576	3,556
Kaneka Corp.	324	8,703
Kansai Electric Power Co., Inc. (The)	3,883	39,222
Kansai Paint Co. Ltd.	1,044	14,842
Kao Corp.	2,529	109,467
Katitas Co. Ltd.	292	7,275
Kawasaki Heavy Industries Ltd.	828	16,077
Kawasaki Kisen Kaisha Ltd.	433	31,653
KDDI Corp.	8,810	282,922
Keihan Holdings Co. Ltd.	540	13,374
Keikyu Corp.	1,319	14,557
Keio Corp.	646	24,554
Keisei Electric Railway Co. Ltd.(b)	755	20,506
Kenedix Office Investment Corp.	2	10,700
Kewpie Corp.	575	9,938
Keyence Corp.	1,072	420,538
Kikkoman Corp.	1,006	59,238
Kinden Corp.	682	8,001
Kintetsu Group Holdings Co. Ltd.	1,008	33,110
Kirin Holdings Co. Ltd.	4,098	67,012
Kobayashi Pharmaceutical Co. Ltd.(b)	324	21,455
Kobe Bussan Co. Ltd.	737	20,872

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Kobe Steel Ltd.	1,737	$7,980
Koei Tecmo Holdings Co. Ltd.	431	14,931
Koito Manufacturing Co. Ltd.	612	19,896
Kokuyo Co. Ltd.	468	6,194
Komatsu Ltd.	4,925	110,882
Konami Holdings Corp.	504	29,565
Konica Minolta, Inc.	2,442	8,588
Kose Corp.	144	12,714
Kotobuki Spirits Co. Ltd.	108	5,859
K’s Holdings Corp.	838	8,414
Kubota Corp.	5,860	96,176
Kuraray Co. Ltd.	1,883	15,033
Kurita Water Industries Ltd.	610	24,555
Kusuri no Aoki Holdings Co. Ltd.	72	2,979
Kyocera Corp.	1,601	88,262
Kyowa Kirin Co. Ltd.	1,365	31,967
Kyudenko Corp.	216	4,672
Kyushu Electric Power Co., Inc.	2,478	16,131
Kyushu Financial Group, Inc.	1,949	5,716
Kyushu Railway Co.	802	16,694
LaSalle Logiport REIT	10	13,139
Lasertec Corp.	431	62,352
Lawson, Inc.	252	8,890
Lintec Corp.	288	5,023
Lion Corp.	1,379	15,807
Lixil Corp.	1,450	29,705
M3, Inc.	2,275	78,557
Mabuchi Motor Co. Ltd.	288	8,189
Makita Corp.	1,343	32,507
Mani, Inc.	324	3,801
Marubeni Corp.	8,398	77,477
Marui Group Co. Ltd.	1,016	18,382
Maruichi Steel Tube Ltd.	360	7,917
Maruwa Unyu Kikan Co. Ltd.	251	2,860
Matsui Securities Co. Ltd.	576	3,461
MatsukiyoCocokara & Co.	626	23,513
Mazda Motor Corp.	3,042	25,401
Mebuki Financial Group, Inc.	5,007	10,040
Medipal Holdings Corp.	791	11,866
MEIJI Holdings Co. Ltd.	720	37,441
Menicon Co. Ltd.	253	6,323
MINEBEA MITSUMI, Inc.	2,143	38,114
MISUMI Group, Inc.	1,523	37,548
Mitsubishi Chemical Group Corp.	6,782	37,789
Mitsubishi Corp.	6,421	189,675
Mitsubishi Electric Corp.	10,445	109,725
Mitsubishi Estate Co. Ltd.	6,146	90,868
Mitsubishi Gas Chemical Co., Inc.	972	13,993
Mitsubishi HC Capital, Inc.	3,376	16,242
Mitsubishi Heavy Industries Ltd.	1,496	55,083
Mitsubishi Logistics Corp.	325	8,645
Mitsubishi Materials Corp.	622	9,354
Mitsubishi Motors Corp.(a)	3,351	11,534
Mitsubishi UFJ Financial Group, Inc.	65,560	365,645
Mitsui & Co. Ltd.	8,343	182,622
Mitsui Chemicals, Inc.	970	20,235
Mitsui Fudosan Co. Ltd.	4,860	107,873
Mitsui Fudosan Logistics Park, Inc.(a)	3	11,740
Mitsui High-Tec, Inc.	163	10,793
Mitsui Mining & Smelting Co. Ltd.	324	7,685
Mitsui OSK Lines Ltd.(b)	1,835	49,908
Miura Co. Ltd.	539	12,865
	Shares	Value
Japan-(continued)
Mizuho Financial Group, Inc.	13,696	$162,272
Money Forward, Inc.(a)	224	5,707
MonotaRO Co. Ltd.	1,211	21,429
Mori Hills REIT Investment Corp.	9	10,303
Morinaga & Co. Ltd.	216	6,756
Morinaga Milk Industry Co. Ltd.	216	7,919
MS&AD Insurance Group Holdings, Inc.	2,458	79,395
Murata Manufacturing Co. Ltd.	3,089	179,053
Nabtesco Corp.	612	14,516
Nagase & Co. Ltd.	612	9,126
Nagoya Railroad Co. Ltd.	1,044	16,685
Nankai Electric Railway Co. Ltd.	612	12,002
NEC Corp.	1,450	53,107
NEC Networks & System Integration Corp.	396	5,419
NET One Systems Co. Ltd.	468	10,785
Nexon Co. Ltd.	2,143	48,344
NGK Insulators Ltd.	1,401	20,315
NGK Spark Plug Co. Ltd.	1,079	20,958
NH Foods Ltd.	539	16,233
NHK Spring Co. Ltd.	838	5,649
Nichirei Corp.	514	9,126
Nidec Corp.	2,429	167,168
Nifco, Inc.	433	10,400
Nihon Kohden Corp.	396	8,800
Nihon M&A Center Holdings, Inc.	1,416	18,700
Nikon Corp.	1,774	20,202
Nintendo Co. Ltd.	576	257,336
Nippon Accommodations Fund, Inc.	2	10,415
Nippon Building Fund, Inc.	8	42,260
Nippon Electric Glass Co. Ltd.	371	7,328
Nippon Express Holdings, Inc.	361	21,339
Nippon Kayaku Co. Ltd.	874	7,292
Nippon Paint Holdings Co. Ltd.(b)	5,446	41,156
Nippon Prologis REIT, Inc.(a)	12	31,066
Nippon Sanso Holdings Corp.	790	13,211
Nippon Shinyaku Co. Ltd.	288	17,713
Nippon Shokubai Co. Ltd.	180	6,990
Nippon Steel Corp.	4,385	64,635
Nippon Telegraph & Telephone Corp.	6,344	180,708
Nippon Television Holdings, Inc.	144	1,332
Nippon Yusen K.K.(b)	864	67,232
Nipro Corp.	586	5,108
Nishi-Nippon Railroad Co. Ltd.	432	9,464
Nissan Chemical Corp.	720	36,418
Nissan Motor Co. Ltd.	10,388	39,049
Nisshin Seifun Group, Inc.	1,401	17,150
Nissin Foods Holdings Co. Ltd.	361	26,038
Nitori Holdings Co. Ltd.	396	41,659
Nitto Denko Corp.	792	50,548
Noevir Holdings Co. Ltd.	72	3,178
NOF Corp.	360	14,114
NOK Corp.	648	5,760
Nomura Holdings, Inc.	16,038	60,912
Nomura Real Estate Holdings, Inc.	611	14,721
Nomura Real Estate Master Fund, Inc.(a)	25	31,182
Nomura Research Institute Ltd.	2,115	63,062
NS Solutions Corp.	180	5,259
NSK Ltd.	2,323	12,897
NTT Data Corp.	3,365	50,406
Obayashi Corp.	3,582	26,158
OBIC Business Consultants Co. Ltd.	169	5,709
Obic Co. Ltd.	360	56,997

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Odakyu Electric Railway Co. Ltd.	1,604	$22,803
Oji Holdings Corp.	4,744	19,665
OKUMA Corp.	145	5,652
Olympus Corp.	6,790	143,167
Omron Corp.	1,008	55,774
Ono Pharmaceutical Co. Ltd.	2,252	62,985
Open House Group Co. Ltd.	360	15,596
Orient Corp.	3,027	3,058
Oriental Land Co. Ltd.	1,008	151,973
ORIX Corp.	6,482	114,484
ORIX JREIT, Inc.	14	20,018
Osaka Gas Co. Ltd.	2,071	37,050
OSG Corp.	396	5,378
Otsuka Corp.	574	17,759
Otsuka Holdings Co. Ltd.	2,215	78,789
Paltac Corp.	180	5,603
Pan Pacific International Holdings Corp.	2,120	32,787
Panasonic Holdings Corp.	11,405	93,356
Park24 Co. Ltd.(a)	612	8,535
Penta-Ocean Construction Co. Ltd.	1,532	8,356
PeptiDream, Inc.(a)	468	5,795
Persol Holdings Co. Ltd.	900	18,431
Pigeon Corp.	612	8,861
Pola Orbis Holdings, Inc.	432	5,249
Rakus Co. Ltd.	538	7,475
Rakuten Group, Inc.	4,349	21,314
Recruit Holdings Co. Ltd.	7,375	273,314
Relo Group, Inc.	576	9,473
Renesas Electronics Corp.(a)	5,273	50,106
Rengo Co. Ltd.	1,090	6,329
RENOVA, Inc.(a)	251	4,708
Resona Holdings, Inc.	11,622	44,810
Resorttrust, Inc.	360	5,869
Ricoh Co. Ltd.	3,243	25,866
Rinnai Corp.	181	13,651
Rohm Co. Ltd.	433	31,782
Rohto Pharmaceutical Co. Ltd.	540	16,081
Ryohin Keikaku Co. Ltd.	1,308	12,987
Sankyo Co. Ltd.	251	7,841
Sankyu, Inc.	288	9,481
Sansan, Inc.(a)	432	4,270
Santen Pharmaceutical Co. Ltd.	1,954	15,746
Sanwa Holdings Corp.	1,018	10,892
Sapporo Holdings Ltd.	360	8,008
Sawai Group Holdings Co. Ltd.	216	6,966
SBI Holdings, Inc.	1,308	26,287
SCREEN Holdings Co. Ltd.	216	15,434
SCSK Corp.	684	11,935
Secom Co. Ltd.	1,044	69,444
Sega Sammy Holdings, Inc.	818	13,949
Seibu Holdings, Inc.	1,115	11,188
Seiko Epson Corp.	1,487	22,108
Seino Holdings Co. Ltd.	730	6,008
Sekisui Chemical Co. Ltd.	1,785	24,895
Sekisui House Ltd.(b)	3,042	53,625
Sekisui House REIT, Inc.	23	14,352
Seven & i Holdings Co. Ltd.	4,133	167,887
Seven Bank Ltd.	3,434	6,783
SG Holdings Co. Ltd.	2,314	43,770
Sharp Corp.	1,045	8,335
SHIFT, Inc.(a)	71	10,986
Shikoku Electric Power Co., Inc.	864	5,081
	Shares	Value
Japan-(continued)
Shimadzu Corp.	1,411	$49,778
Shimamura Co. Ltd.	108	10,311
Shimano, Inc.	431	71,817
Shimizu Corp.	2,863	16,130
Shin-Etsu Chemical Co. Ltd.	2,171	275,497
Shinko Electric Industries Co. Ltd.	360	9,145
Shinsei Bank Ltd.(b)	352	5,289
Shionogi & Co. Ltd.	1,487	75,702
Ship Healthcare Holdings, Inc.	432	8,197
Shiseido Co. Ltd.	2,043	83,310
Shizuoka Bank Ltd. (The)	2,647	15,904
SHO-BOND Holdings Co. Ltd.	252	11,087
Shochiku Co. Ltd.(a)	37	3,535
Showa Denko K.K.	1,104	18,305
Skylark Holdings Co. Ltd.(a)	1,079	12,804
SMC Corp.	310	151,718
SMS Co. Ltd.	252	5,987
Softbank Corp.	14,630	168,412
SoftBank Group Corp.	5,902	247,517
Sohgo Security Services Co. Ltd.	360	10,020
Sojitz Corp.	1,187	17,914
Sompo Holdings, Inc.	1,713	75,877
Sony Group Corp.	6,596	577,181
Sotetsu Holdings, Inc.	432	7,586
Square Enix Holdings Co. Ltd.	432	19,911
Stanley Electric Co. Ltd.	791	13,749
Subaru Corp.	3,224	55,892
Sugi Holdings Co. Ltd.	180	8,081
SUMCO Corp.	1,828	25,276
Sumitomo Bakelite Co. Ltd.	180	5,764
Sumitomo Chemical Co. Ltd.	8,075	31,539
Sumitomo Corp.	6,039	84,248
Sumitomo Electric Industries Ltd.	4,026	44,387
Sumitomo Forestry Co. Ltd.	756	11,636
Sumitomo Heavy Industries Ltd.	648	14,667
Sumitomo Metal Mining Co. Ltd.	1,293	40,768
Sumitomo Mitsui Financial Group, Inc.	6,937	213,171
Sumitomo Mitsui Trust Holdings, Inc.	1,991	64,981
Sumitomo Pharma Co. Ltd.	936	7,277
Sumitomo Realty & Development Co. Ltd.	2,172	59,464
Sumitomo Rubber Industries Ltd.	1,008	9,005
Sundrug Co. Ltd.	360	8,404
Suntory Beverage & Food Ltd.	683	26,829
Suzuken Co. Ltd.	432	11,863
Suzuki Motor Corp.	2,421	78,309
Sysmex Corp.	1,042	72,554
T&D Holdings, Inc.	2,826	31,675
Taiheiyo Cement Corp.	646	9,624
Taisei Corp.	1,028	32,613
Taisho Pharmaceutical Holdings Co. Ltd.	252	9,974
Taiyo Yuden Co. Ltd.	648	22,739
Takara Bio, Inc.	252	4,046
Takara Holdings, Inc.	910	7,313
Takashimaya Co. Ltd.	730	7,778
Takeda Pharmaceutical Co. Ltd.	8,115	238,319
TBS Holdings, Inc.	216	2,746
TDK Corp.	1,892	58,891
TechnoPro Holdings, Inc.	576	13,253
Teijin Ltd.	1,008	10,604
Terumo Corp.	3,510	118,996
THK Co. Ltd.	550	11,523
TIS, Inc.	1,308	36,749

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Tobu Railway Co. Ltd.	1,114	$26,256
Toda Corp.	1,247	6,643
Toho Co. Ltd.	611	24,093
Toho Gas Co. Ltd.	504	12,048
Tohoku Electric Power Co., Inc.	2,502	13,797
Tokai Carbon Co. Ltd.	1,018	8,127
Tokio Marine Holdings, Inc.	3,338	193,911
Tokyo Century Corp.	325	11,368
Tokyo Electric Power Co. Holdings, Inc.(a)	8,328	32,589
Tokyo Electron Ltd.	804	276,783
Tokyo Gas Co. Ltd.	2,314	45,207
Tokyo Ohka Kogyo Co. Ltd.	215	11,036
Tokyo Tatemono Co. Ltd.	1,079	15,775
Tokyu Corp.	2,673	32,520
Tokyu Fudosan Holdings Corp.	3,269	17,562
Toppan, Inc.	1,508	25,455
Toray Industries, Inc.	8,111	44,460
Toshiba Corp.	2,287	92,182
Toshiba TEC Corp.	144	4,714
Tosoh Corp.	1,523	19,691
TOTO Ltd.	791	26,663
Toyo Seikan Group Holdings Ltd.	792	9,043
Toyo Suisan Kaisha Ltd.	504	21,306
Toyo Tire Corp.	576	7,654
Toyoda Gosei Co. Ltd.	432	6,759
Toyota Boshoku Corp.	360	5,271
Toyota Industries Corp.	864	52,040
Toyota Motor Corp.	65,291	1,043,972
Toyota Tsusho Corp.	1,221	41,248
Trend Micro, Inc.	646	37,266
TS Tech Co. Ltd.	576	6,508
Tsumura & Co.	360	8,391
Tsuruha Holdings, Inc.	181	10,265
UBE Corp.	539	8,372
Ulvac, Inc.	253	9,465
Unicharm Corp.	2,134	77,089
United Urban Investment Corp.	16	17,359
Ushio, Inc.	611	8,357
USS Co. Ltd.	1,150	22,415
Welcia Holdings Co. Ltd.	540	12,004
West Japan Railway Co.	1,258	45,858
Yakult Honsha Co. Ltd.	684	41,455
Yamada Holdings Co. Ltd.	3,976	14,280
Yamaguchi Financial Group, Inc.	1,211	6,805
Yamaha Corp.	862	36,376
Yamaha Motor Co. Ltd.	1,629	31,178
Yamato Holdings Co. Ltd.	1,748	30,356
Yamato Kogyo Co. Ltd.	180	6,101
Yamazaki Baking Co. Ltd.	622	7,484
Yaoko Co. Ltd.	108	5,228
Yaskawa Electric Corp.	1,415	48,967
Yokogawa Electric Corp.	1,283	22,531
Yokohama Rubber Co. Ltd. (The)	514	7,449
Z Holdings Corp.	13,941	48,932
Zenkoku Hosho Co. Ltd.	288	9,729
Zensho Holdings Co. Ltd.	540	14,202
Zeon Corp.	730	7,336
ZOZO, Inc.	610	13,067
		20,048,215
Jordan-0.02%
Hikma Pharmaceuticals PLC	905	19,052
	Shares	Value
Luxembourg-0.16%
ArcelorMittal S.A.(b)	2,942	$71,740
Eurofins Scientific SE	651	50,462
L’Occitane International S.A.	2,466	8,372
RTL Group S.A.(b)	207	8,088
		138,662
Macau-0.13%
Galaxy Entertainment Group Ltd.(b)	11,968	71,199
MGM China Holdings Ltd.(a)	3,956	2,122
Sands China Ltd.(a)	12,681	29,724
SJM Holdings Ltd.(a)	9,892	4,032
Wynn Macau Ltd.(a)	7,495	4,927
		112,004
Mexico-0.01%
Fresnillo PLC(b)	989	8,875
Netherlands-5.19%
Aalberts N.V.	515	21,897
ABN AMRO Bank N.V., CVA(c)	2,220	22,591
Adyen N.V.(a)(c)	158	281,128
Aegon N.V.	9,496	41,480
Akzo Nobel N.V.	921	61,774
Argenx SE(a)	289	105,259
ASM International N.V.	257	78,117
ASML Holding N.V.(b)	2,059	1,166,041
ASR Nederland N.V.	701	29,091
BE Semiconductor Industries N.V.(b)	390	20,742
CTP N.V.(c)	324	4,143
Euronext N.V.(c)	433	35,091
EXOR N.V.	554	38,616
Heineken Holding N.V.	567	44,517
Heineken N.V.(b)	1,277	125,131
IMCD N.V.	305	48,453
ING Groep N.V.	20,349	196,928
JDE Peet’s N.V.	447	12,917
Koninklijke Ahold Delhaize N.V.	5,446	149,293
Koninklijke DSM N.V.	934	148,472
Koninklijke KPN N.V.(b)	17,441	57,281
Koninklijke Philips N.V.	4,696	96,508
Koninklijke Vopak N.V.	349	8,053
NN Group N.V.	1,603	74,664
Prosus N.V.(a)	4,699	304,777
Randstad N.V.(b)	592	29,729
Shell PLC	40,418	1,071,734
Universal Music Group N.V.(b)	4,004	90,044
Wolters Kluwer N.V.	1,376	148,722
		4,513,193
New Zealand-0.33%
a2 Milk Co. Ltd. (The)(a)	3,950	12,359
Air New Zealand Ltd.(a)	8,734	3,341
Auckland International Airport Ltd.(a)	6,344	29,676
Contact Energy Ltd.	4,039	19,375
Fisher & Paykel Healthcare Corp. Ltd.	3,050	40,545
Fletcher Building Ltd.	4,330	14,010
Infratil Ltd.	2,736	14,377
Kiwi Property Group Ltd., (Acquired 12/07/2020 - 11/02/2021; Cost $6,935)(d)	8,420	5,385
Mainfreight Ltd.	432	20,858
Mercury NZ Ltd.	3,619	13,775
Meridian Energy Ltd.	6,600	20,568
Ryman Healthcare Ltd.	2,201	12,808
SKYCITY Entertainment Group Ltd.	3,751	6,515

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
New Zealand-(continued)
Spark New Zealand Ltd.	10,002	$31,986
Xero Ltd.(a)	671	43,540
		289,118
Nigeria-0.01%
Airtel Africa PLC(c)	5,355	10,348
Norway-0.77%
Aker ASA, Class A	128	9,890
Aker BP ASA	679	23,452
Aker BP ASA, SDR(b)(e)	963	33,144
AutoStore Holdings Ltd.(a)(c)	3,128	5,772
DNB Bank ASA	5,492	107,710
Equinor ASA	5,150	196,571
Gjensidige Forsikring ASA	891	18,562
Leroy Seafood Group ASA	1,374	10,730
Mowi ASA	2,371	54,496
Nordic Semiconductor ASA(a)	838	14,563
Norsk Hydro ASA	7,172	48,266
Orkla ASA	4,079	35,130
Salmar ASA	288	20,541
Schibsted ASA, Class A	414	7,747
Schibsted ASA, Class B	516	9,244
Telenor ASA	3,398	41,124
TOMRA Systems ASA	1,255	29,163
		666,105
Poland-0.23%
Allegro.eu S.A.(a)(b)(c)	2,071	11,182
Bank Polska Kasa Opieki S.A.	839	13,245
CD Projekt S.A.(b)	351	6,874
Cyfrowy Polsat S.A.	1,433	6,175
Dino Polska S.A.(a)(c)	252	19,646
InPost S.A.(a)	1,006	6,598
KGHM Polska Miedz S.A.	732	18,226
LPP S.A.(b)	6	12,791
Polski Koncern Naftowy ORLEN S.A.	2,269	36,955
Polskie Gornictwo Naftowe i Gazownictwo S.A.(a)	9,304	13,881
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	4,569	25,807
Powszechny Zaklad Ubezpieczen S.A.(b)	3,003	19,610
Santander Bank Polska S.A.(b)	145	7,342
		198,332
Portugal-0.16%
EDP - Energias de Portugal S.A.	15,160	76,347
Galp Energia SGPS S.A.(b)	2,759	28,920
Jeronimo Martins SGPS S.A.	1,475	34,020
		139,287
Russia-0.00%
Evraz PLC(e)	3,267	0
Singapore-1.42%
Ascendas REIT	18,287	39,274
Ascott Residence Trust	10,007	8,466
BOC Aviation Ltd.(c)	1,199	10,188
CapitaLand Integrated Commercial Trust	27,412	43,212
CapitaLand Investment Ltd.	13,650	38,693
City Developments Ltd.	2,514	14,089
ComfortDelGro Corp. Ltd.	11,039	11,335
DBS Group Holdings Ltd.	9,761	222,127
Frasers Logistics & Commercial Trust(c)	14,659	15,264
Genting Singapore Ltd.	31,070	18,086
Jardine Cycle & Carriage Ltd.	576	11,662
Kenon Holdings Ltd.	73	3,105
	Shares	Value
Singapore-(continued)
Keppel Corp. Ltd.	7,679	$38,203
Keppel DC REIT	6,640	9,939
Keppel REIT	10,998	8,828
Mapletree Industrial Trust	9,827	19,258
Mapletree Logistics Trust	18,228	23,199
Mapletree Pan Asia Commercial Trust	12,928	17,762
NetLink NBN Trust(c)	14,659	10,176
Olam Group Ltd.	3,499	4,099
Oversea-Chinese Banking Corp. Ltd.	18,775	158,438
SATS Ltd.(a)	3,387	9,723
Sembcorp Industries Ltd.	4,886	10,282
Sembcorp Marine Ltd.(a)(b)	82,394	6,494
SIA Engineering Co. Ltd.(a)	1,247	2,182
Singapore Airlines Ltd.(a)(b)	7,320	28,848
Singapore Exchange Ltd.	4,420	31,642
Singapore Post Ltd.	8,127	3,732
Singapore Technologies Engineering Ltd.	8,182	23,785
Singapore Telecommunications Ltd.	40,366	76,184
StarHub Ltd.	3,063	2,769
STMicroelectronics N.V.	3,393	127,766
Suntec REIT	10,979	12,782
United Overseas Bank Ltd.	6,986	139,174
UOL Group Ltd.	2,647	14,279
Venture Corp. Ltd.	1,355	17,225
Wing Tai Holdings Ltd.	2,035	2,487
		1,234,757
South Africa-0.27%
Anglo American PLC	6,494	233,125
South Korea-5.03%
Alteogen, Inc.(a)	145	7,277
Amorepacific Corp.	167	16,583
Amorepacific Corp., Preference Shares	56	2,069
Amorepacific Group	144	4,090
BGF retail Co. Ltd.	34	4,737
BNK Financial Group, Inc.	1,550	8,101
Celltrion Healthcare Co. Ltd.	511	28,479
Celltrion Pharm, Inc.(a)	103	6,716
Celltrion, Inc.	577	84,389
Cheil Worldwide, Inc.	370	6,494
CJ CheilJedang Corp.	37	11,150
CJ CheilJedang Corp., Preference Shares	1	130
CJ Corp.	69	4,238
CJ ENM Co. Ltd.	54	4,223
CJ Logistics Corp.(a)	36	3,228
Coway Co. Ltd.	289	14,260
Daewoo Engineering & Construction Co. Ltd.(a)	946	3,823
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	252	3,851
DB Insurance Co. Ltd.	238	11,102
Delivery Hero SE(a)(c)	1,009	48,262
DGB Financial Group, Inc.	820	4,873
DL E&C Co. Ltd.	144	4,495
DL Holdings Co. Ltd.	65	3,252
Dongsuh Cos., Inc.	164	3,194
Doosan Bobcat, Inc.	129	3,088
Doosan Enerbility Co. Ltd.(a)	2,092	30,194
Ecopro BM Co. Ltd.	196	18,014
E-MART, Inc.	107	9,307
F&F Co. Ltd.	83	9,552
Fila Holdings Corp.	274	6,412
Green Cross Corp.	30	3,995

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
GS Engineering & Construction Corp.	324	$7,432
GS Holdings Corp.	272	8,721
GS Retail Co. Ltd.	144	2,721
Hana Financial Group, Inc.	1,539	44,070
Hanjin Kal Corp.(a)	109	5,034
Hankook Tire & Technology Co. Ltd.	393	10,528
Hanmi Pharm Co. Ltd.	36	8,577
Hanmi Science Co. Ltd.	73	2,298
Hanon Systems	860	7,050
Hanssem Co. Ltd.	36	1,591
Hanwha Aerospace Co. Ltd.	180	8,923
Hanwha Corp.	216	4,581
Hanwha Corp., 3rd Preference Shares	108	1,247
Hanwha Life Insurance Co. Ltd.(a)	1,469	2,606
Hanwha Solutions Corp.(a)	614	20,701
HD Hyundai Co. Ltd.	269	11,782
HDC Hyundai Development Co-Engineering & Construction, Class E	246	2,339
Helixmith Co. Ltd.(a)	159	2,228
Hite Jinro Co. Ltd.	162	3,772
HLB, Inc.(a)	432	13,950
HMM Co. Ltd.	2,253	43,097
Hotel Shilla Co. Ltd.	165	9,119
HYBE Co. Ltd.(a)	97	13,104
Hyundai Department Store Co. Ltd.	72	3,691
Hyundai Doosan Infracore Co. Ltd.(a)	719	3,083
Hyundai Engineering & Construction Co. Ltd.	388	12,589
Hyundai Glovis Co. Ltd.	98	13,730
Hyundai Heavy Industries Co. Ltd.(a)	77	7,409
Hyundai Marine & Fire Insurance Co. Ltd.	317	8,004
Hyundai Mipo Dockyard Co. Ltd.(a)	108	7,474
Hyundai Mobis Co. Ltd.	336	59,099
Hyundai Motor Co.	743	112,099
Hyundai Motor Co., First Pfd.	108	7,823
Hyundai Motor Co., Second Pfd.	180	13,052
Hyundai Steel Co.	396	10,395
Hyundai Wia Corp.	72	3,774
Iljin Materials Co. Ltd.	90	5,092
Industrial Bank of Korea	1,347	9,736
Kakao Corp.	1,621	93,334
Kakao Games Corp.(a)	145	5,659
KakaoBank Corp.(a)	829	19,718
Kakaopay Corp.(a)	113	5,471
Kangwon Land, Inc.(a)	568	11,324
KB Financial Group, Inc.	2,073	77,313
KCC Corp.	24	5,385
KEPCO Plant Service & Engineering Co. Ltd.	108	3,180
Kia Corp.	1,375	85,944
Korea Aerospace Industries Ltd.	345	15,137
Korea Electric Power Corp.(a)	1,362	23,432
Korea Gas Corp.	138	3,952
Korea Investment Holdings Co. Ltd.	203	9,860
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	217	14,148
Korea Zinc Co. Ltd.	53	19,481
Korean Air Lines Co. Ltd.(a)	934	18,190
Krafton, Inc.(a)	150	26,961
KT&G Corp.	581	36,628
Kumho Petrochemical Co. Ltd.	93	9,271
L&F Co. Ltd.(a)	115	20,245
LG Chem Ltd.	248	115,114
LG Chem Ltd., Preference Shares	36	8,064
	Shares	Value
South Korea-(continued)
LG Corp.	467	$29,154
LG Display Co. Ltd.	1,192	14,039
LG Electronics, Inc.	576	41,855
LG Electronics, Inc., Preference Shares	92	3,279
LG Energy Solution Ltd.(a)	129	41,904
LG H&H Co. Ltd.	47	28,183
LG H&H Co. Ltd., Preference Shares	12	3,496
LG Innotek Co. Ltd.	72	20,119
LG Uplus Corp.	1,044	10,045
LOTTE Chemical Corp.	73	9,918
LOTTE Chilsung Beverage Co. Ltd.	19	2,596
LOTTE Corp.	140	4,025
LOTTE Fine Chemical Co. Ltd.	93	4,711
LOTTE Shopping Co. Ltd.	60	4,406
LS Corp.	92	4,171
Mando Corp.	176	7,749
Medy-Tox, Inc.(a)	25	2,219
Meritz Financial Group, Inc.	145	2,930
Mirae Asset Securities Co. Ltd.	1,414	7,173
Mirae Asset Securities Co. Ltd., Second Pfd.	752	2,275
NAVER Corp.	761	151,720
NCSoft Corp.	89	25,520
Netmarble Corp.(c)	91	5,051
NH Investment & Securities Co. Ltd.	720	5,515
NHN Corp.(a)	72	1,513
NongShim Co. Ltd.	18	3,873
OCI Co. Ltd.	96	9,052
Orion Corp.	108	8,355
Ottogi Corp.	7	2,422
Pan Ocean Co. Ltd.	1,004	4,367
Paradise Co. Ltd.(a)	243	2,535
Pearl Abyss Corp.(a)	165	6,770
POSCO Chemical Co. Ltd.	144	14,576
POSCO Holdings, Inc.	401	74,699
Posco International Corp.	263	4,160
S-1 Corp.	101	4,960
Samsung Biologics Co. Ltd.(a)(c)	98	65,253
Samsung C&T Corp.	447	41,462
Samsung Card Co. Ltd.	160	3,947
Samsung Electro-Mechanics Co. Ltd.	288	31,591
Samsung Electronics Co. Ltd.	25,465	1,203,565
Samsung Electronics Co. Ltd., Preference Shares	4,431	194,417
Samsung Engineering Co. Ltd.(a)	841	12,689
Samsung Fire & Marine Insurance Co. Ltd.	175	26,605
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	15	1,819
Samsung Heavy Industries Co. Ltd.(a)	3,300	14,276
Samsung Life Insurance Co. Ltd.	325	15,186
Samsung SDI Co. Ltd.	281	123,077
Samsung SDI Co. Ltd., Preference Shares	8	1,807
Samsung SDS Co. Ltd.	195	20,414
Samsung Securities Co. Ltd.	337	9,079
SD Biosensor, Inc.	182	5,646
Seegene, Inc.	153	4,676
Shin Poong Pharmaceutical Co. Ltd.(a)	178	3,878
Shinhan Financial Group Co. Ltd.	2,660	73,098
Shinsegae, Inc.	36	6,055
SillaJen, Inc.(a)(e)	8	0
SK Biopharmaceuticals Co. Ltd.(a)	130	7,805
SK Bioscience Co. Ltd.(a)	106	9,955
SK Chemicals Co. Ltd.	72	5,819
SK Hynix, Inc.	2,897	218,318

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
SK IE Technology Co. Ltd.(a)(c)	136	$8,563
SK Innovation Co. Ltd.(a)	289	41,712
SK Networks Co. Ltd.	714	2,388
SK Square Co. Ltd.(a)	527	17,342
SK Telecom Co. Ltd.	243	10,026
SK, Inc.	193	32,684
SKC Co. Ltd.	101	10,573
S-Oil Corp.	216	15,264
Solus Advanced Materials Co. Ltd.	61	1,960
SSANGYONG C&E Co. Ltd.	550	2,824
Wemade Co. Ltd.	89	4,063
Woori Financial Group, Inc.	3,382	30,980
Yuhan Corp.	265	11,790
		4,369,851
Spain-2.18%
Acciona S.A.	123	25,159
ACS Actividades de Construccion y Servicios S.A.	1,162	27,737
Aena SME S.A.(a)(c)	377	47,282
Amadeus IT Group S.A.(a)	2,282	131,885
Banco Bilbao Vizcaya Argentaria S.A.	35,200	158,534
Banco Santander S.A.	90,491	225,137
Bankinter S.A.	3,669	17,972
CaixaBank S.A.	23,638	70,596
Cellnex Telecom S.A.(c)	3,260	144,896
Corp ACCIONA Energias Renovables S.A.	265	11,549
EDP Renovaveis S.A.	1,291	33,304
Enagas S.A.(b)	1,333	26,205
Endesa S.A.	1,699	31,027
Ferrovial S.A.	2,541	67,572
Fluidra S.A.	574	10,635
Grifols S.A.(b)	1,774	25,722
Grifols S.A., Class B, Preference Shares	1,387	12,573
Iberdrola S.A.	32,857	349,433
Industria de Diseno Textil S.A.	5,637	136,165
Inmobiliaria Colonial SOCIMI S.A.	1,841	12,136
Mapfre S.A.(b)	5,293	8,500
Merlin Properties SOCIMI S.A.	1,779	18,992
Naturgy Energy Group S.A.(b)	775	22,616
Red Electrica Corp. S.A.	2,311	45,314
Repsol S.A.(a)	6,967	86,135
Siemens Gamesa Renewable Energy S.A., Class R(a)(b)	1,202	21,975
Telefonica S.A.(b)	28,156	125,086
		1,894,137
Sweden-3.04%
Alfa Laval AB	1,681	49,794
Assa Abloy AB, Class B	4,917	115,219
Atlas Copco AB, Class A	13,545	156,798
Atlas Copco AB, Class B	8,103	83,278
Beijer Ref AB	1,309	20,633
Boliden AB(a)	1,468	48,517
Castellum AB	1,451	23,099
Electrolux AB, Class B(b)	1,234	17,657
Elekta AB, Class B(b)	1,922	13,777
Epiroc AB, Class A	3,343	58,596
Epiroc AB, Class B	2,024	31,893
EQT AB	1,513	40,603
Essity AB, Class B	3,267	82,675
Evolution AB(c)	866	83,108
Fastighets AB Balder, Class B(a)	3,238	20,514
Getinge AB, Class B	1,197	26,804
	Shares	Value
Sweden-(continued)
H & M Hennes & Mauritz AB, Class B(b)	4,699	$59,604
Hexagon AB, Class B	10,057	117,338
Holmen AB, Class B	515	21,009
Husqvarna AB, Class A	133	1,079
Husqvarna AB, Class B	2,184	17,292
Industrivarden AB, Class A	1,206	31,217
Industrivarden AB, Class C	918	23,501
Indutrade AB	1,503	35,013
Investment AB Latour, Class B	768	18,961
Investor AB, Class A(b)	2,847	58,112
Investor AB, Class B	9,783	181,168
Kinnevik AB, Class A(a)	72	1,299
Kinnevik AB, Class B(a)	1,284	22,915
L E Lundbergforetagen AB, Class B	396	18,656
Lifco AB, Class B	1,217	23,456
Nibe Industrier AB, Class B	6,423	64,135
Orron Energy AB	1,013	1,242
Sagax AB, Class B	921	23,542
Sagax AB, Class D	540	1,555
Samhallsbyggnadsbolaget i Norden AB, Class B(b)	5,925	10,905
Samhallsbyggnadsbolaget i Norden AB, Class D(b)	317	605
Sandvik AB	5,774	105,426
Securitas AB, Class B(b)	1,656	16,641
Skandinaviska Enskilda Banken AB, Class A	7,694	82,750
Skandinaviska Enskilda Banken AB, Class C	108	1,331
Skanska AB, Class B	1,921	32,484
SKF AB, Class B(b)	2,059	34,373
Svenska Cellulosa AB S.C.A., Class A	108	1,587
Svenska Cellulosa AB S.C.A., Class B	3,184	46,174
Svenska Handelsbanken AB, Class A	7,962	71,161
Svenska Handelsbanken AB, Class B(b)	180	1,861
Sweco AB, Class B	1,072	11,882
Swedbank AB, Class A	5,384	74,039
Swedish Match AB	8,277	86,219
Swedish Orphan Biovitrum AB, Class B(a)	945	20,642
Tele2 AB, Class B	2,963	33,698
Telefonaktiebolaget LM Ericsson, Class A	195	1,591
Telefonaktiebolaget LM Ericsson, Class B	16,131	121,626
Telia Co. AB	13,765	50,590
Thule Group AB(c)	561	16,134
Trelleborg AB, Class B	1,302	31,710
Vitrolife AB	353	11,426
Volvo AB, Class A	1,100	20,360
Volvo AB, Class B	8,095	144,160
Volvo Car AB, Class B(a)(b)	2,883	21,361
		2,644,795
Switzerland-5.55%
ABB Ltd.	8,690	262,507
Adecco Group AG(a)(b)	848	29,766
Alcon, Inc.	2,477	193,603
Baloise Holding AG	240	38,127
Banque Cantonale Vaudoise	144	13,373
Barry Callebaut AG	19	41,974
Belimo Holding AG	50	20,396
BKW AG	96	10,886
Chocoladefabriken Lindt & Spruengli AG, PC	12	132,297
Cie Financiere Richemont S.A.	2,749	328,904
Clariant AG(a)	1,212	22,639
Credit Suisse Group AG(a)	13,784	80,180
DKSH Holding AG	180	14,742
Emmi AG	11	10,915
EMS-Chemie Holding AG	38	30,004

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Switzerland-(continued)
Flughafen Zurich AG(a)	101	$16,724
Geberit AG	188	98,481
Georg Fischer AG	447	27,151
Givaudan S.A.	50	174,034
Helvetia Holding AG	180	20,525
Holcim AG(a)	2,942	137,246
Julius Baer Group Ltd.(a)	1,145	58,909
Kuehne + Nagel International AG, Class R	268	71,812
Logitech International S.A., Class R(b)	784	43,728
Lonza Group AG	398	240,789
Novartis AG	11,181	959,260
Partners Group Holding AG	121	131,240
PSP Swiss Property AG	231	27,553
Schindler Holding AG	102	19,235
Schindler Holding AG, PC	216	41,957
SGS S.A.	32	77,782
SIG Group AG(a)	1,801	46,784
Sika AG	831	204,085
Sonova Holding AG, Class A	285	102,042
Straumann Holding AG	573	76,889
Swatch Group AG (The)	237	11,785
Swatch Group AG (The), BR	155	41,110
Swiss Life Holding AG	166	87,636
Swiss Prime Site AG(a)	396	35,987
Swisscom AG	136	73,369
Tecan Group AG, Class R(a)	67	23,665
Temenos AG	324	25,515
UBS Group AG	16,856	274,061
VAT Group AG(a)(c)	138	39,818
Vifor Pharma AG(b)	287	51,319
Zurich Insurance Group AG	798	347,638
		4,818,442
Taiwan-0.00%
FIT Hon Teng Ltd.(a)(c)	5,482	880
United Kingdom-11.28%
3i Group PLC	5,108	78,911
abrdn PLC(b)	11,522	23,233
Admiral Group PLC	1,150	26,841
Ashtead Group PLC	2,397	133,915
Associated British Foods PLC	1,864	37,926
AstraZeneca PLC	8,340	1,100,552
Auto Trader Group PLC(b)(c)	4,991	38,239
AVEVA Group PLC(b)	612	17,554
Aviva PLC(a)	15,217	73,330
B&M European Value Retail S.A.	4,807	24,820
BAE Systems PLC	16,975	159,058
Barclays PLC	89,951	172,051
Barratt Developments PLC	5,428	33,093
Bellway PLC	662	19,705
Berkeley Group Holdings PLC(a)	559	28,829
BP PLC	102,881	500,784
British American Tobacco PLC	12,181	477,377
British Land Co. PLC (The)	4,959	29,690
BT Group PLC(b)	37,237	73,318
Bunzl PLC	1,806	67,492
Burberry Group PLC	2,125	46,443
Centrica PLC(a)	31,527	33,646
CNH Industrial N.V.	5,277	67,124
Compass Group PLC	9,590	223,424
ConvaTec Group PLC(c)	8,580	23,826
Croda International PLC(b)	723	65,828
	Shares	Value
United Kingdom-(continued)
DCC PLC	529	$34,440
Dechra Pharmaceuticals PLC	563	25,240
Deliveroo PLC(a)(c)	6,911	7,623
Derwent London PLC	541	18,881
Diageo PLC	12,140	573,494
Direct Line Insurance Group PLC	7,146	17,914
Dr. Martens PLC	3,012	9,515
DS Smith PLC	6,843	24,249
easyJet PLC(a)	1,994	9,691
Entain PLC(a)	3,124	45,714
Experian PLC	4,948	172,388
Haleon PLC(a)	26,874	95,427
Halma PLC	2,032	56,848
Hargreaves Lansdown PLC(b)	2,025	20,902
Hiscox Ltd.	1,798	19,530
HomeServe PLC	1,480	21,198
Howden Joinery Group PLC	3,058	25,171
HSBC Holdings PLC	108,337	677,238
IMI PLC	1,384	22,484
Imperial Brands PLC	5,053	110,620
Informa PLC(a)	8,026	58,035
InterContinental Hotels Group PLC	982	57,921
Intermediate Capital Group PLC	1,491	27,606
International Consolidated Airlines Group S.A.(a)(b)	6,003	8,674
Intertek Group PLC	866	46,116
ITV PLC(b)	19,979	17,879
J Sainsbury PLC	9,060	24,365
JD Sports Fashion PLC	13,212	20,829
Johnson Matthey PLC(b)	1,000	26,005
Just Eat Takeaway.com N.V.(a)(c)	969	17,587
Kingfisher PLC	11,040	34,742
Land Securities Group PLC	3,821	33,999
Legal & General Group PLC	31,783	100,946
Lloyds Banking Group PLC	374,233	206,048
London Stock Exchange Group PLC	1,970	191,736
M&G PLC	13,940	36,183
Meggitt PLC(a)	4,180	40,184
Melrose Industries PLC	23,221	45,368
National Grid PLC	19,653	270,607
NatWest Group PLC	29,452	89,099
Next PLC	683	56,568
Ocado Group PLC(a)	2,609	26,650
Pearson PLC(b)	4,046	37,252
Pennon Group PLC	1,434	17,520
Pepco Group N.V.(a)(c)	585	4,279
Persimmon PLC(b)	1,703	39,044
Phoenix Group Holdings PLC	3,934	30,821
Reckitt Benckiser Group PLC	3,417	276,351
RELX PLC	9,977	294,541
Renishaw PLC	181	9,555
Rentokil Initial PLC(b)	9,978	65,714
Rightmove PLC(b)	4,525	35,219
Rolls-Royce Holdings PLC(a)(b)	44,904	48,780
Royal Mail PLC(b)	4,819	16,584
RS GROUP PLC	2,521	31,690
Sage Group PLC (The)	5,502	47,162
Schroders PLC(b)	599	21,649
Segro PLC	6,420	85,547
Severn Trent PLC	1,308	46,955
Smith & Nephew PLC	4,715	60,102
Smiths Group PLC	2,081	39,062
Spirax-Sarco Engineering PLC	394	57,223

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
United Kingdom-(continued)
SSE PLC(b)	5,717	$123,000
St James’s Place PLC	2,849	42,557
Standard Chartered PLC	13,142	90,230
Tate & Lyle PLC	2,151	21,014
Taylor Wimpey PLC	19,406	30,015
Tesco PLC	40,490	129,389
THG PLC(a)	5,071	4,225
Travis Perkins PLC	1,166	14,941
Unilever PLC	13,658	665,399
United Utilities Group PLC	3,659	48,534
Vodafone Group PLC	151,976	223,407
Weir Group PLC (The)	1,389	28,228
Whitbread PLC(b)	1,082	34,207
Wise PLC, Class A(a)(b)	2,436	13,968
WPP PLC	5,941	63,895
		9,800,782
United States-4.99%
Amcor PLC, CDI	8,093	104,418
Avast PLC(c)	2,967	16,789
Ferguson PLC	1,161	145,379
GSK PLC	21,499	451,977
James Hardie Industries PLC, CDI	2,382	58,508
JS Global Lifestyle Co. Ltd.(c)	3,274	3,933
Nestle S.A.	14,861	1,816,899
Oracle Corp.	180	11,138
QIAGEN N.V.(a)	1,185	59,037
Roche Holding AG	3,783	1,252,791
Roche Holding AG, BR(b)	143	58,137
Samsonite International S.A.(a)(c)	6,911	14,474
Signify N.V.	674	21,703
Sims Ltd.	872	8,939
Sinch AB(a)(b)(c)	2,962	7,388
	Shares	Value
United States-(continued)
Stellantis N.V.	10,899	$154,718
Swiss Re AG	1,548	115,889
Tenaris S.A.	2,506	34,764
		4,336,881
Total Common Stocks & Other Equity Interests (Cost $105,256,024)		86,729,235
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(f)(g) (Cost $28,379)	28,379	28,379
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $105,284,403)		86,757,614
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.23%
Invesco Private Government Fund, 1.77%(f)(g)(h)	1,027,833	1,027,833
Invesco Private Prime Fund, 1.89%(f)(g)(h)	2,643,000	2,643,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,670,907)		3,670,833
TOTAL INVESTMENTS IN SECURITIES-104.07% (Cost $108,955,310)		90,428,447
OTHER ASSETS LESS LIABILITIES-(4.07)%		(3,535,769)
NET ASSETS-100.00%		$86,892,678

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $1,545,351, which represented 1.78% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$160,782	$6,000,621	$(6,133,024)	$-	$-	$28,379	$475
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	335,481	8,128,697	(7,436,345)	-	-	1,027,833	4,657*
Invesco Private Prime Fund	783,705	16,820,511	(14,960,960)	(74)	(182)	2,643,000	13,200*
Total	$1,279,968	$30,949,829	$(28,530,329)	$(74)	$(182)	$3,699,212	$18,332

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-90.04%
Bahrain-0.12%
Ahli United Bank BSC	16,458	$16,369
Brazil-6.24%
Alpargatas S.A., Preference Shares	584	2,471
Ambev S.A.	10,501	30,161
Americanas S.A.	1,771	4,770
Atacadao S.A.	1,123	4,025
Auren Energia S.A.	903	2,465
Azul S.A., Preference Shares(a)	275	621
B3 S.A. - Brasil, Bolsa, Balcao	15,593	33,268
Banco Bradesco S.A.	2,625	7,307
Banco Bradesco S.A., Preference Shares	11,805	39,584
Banco BTG Pactual S.A.	2,271	9,843
Banco do Brasil S.A.	1,472	10,186
Banco Pan S.A., Preference Shares	300	383
Banco Santander Brasil S.A.	571	3,108
BB Seguridade Participacoes S.A.	1,631	9,096
BR Malls Participacoes S.A.	2,353	3,590
Bradespar S.A., Preference Shares	647	2,798
Braskem S.A., Class A, Preference Shares	592	4,179
BRF S.A.(a)	1,825	5,603
CCR S.A.	2,949	7,370
Centrais Eletricas Brasileiras S.A.	1,584	13,960
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	596	5,427
Cia Brasileira de Distribuicao	670	2,102
Cia de Saneamento Basico do Estado de Sao Paulo	940	8,078
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	587	2,574
Cia Energetica de Minas Gerais	389	1,273
Cia Energetica de Minas Gerais, Preference Shares	3,558	7,694
Cia Paranaense de Energia	900	1,120
Cia Paranaense de Energia, Class B, Preference Shares	2,460	3,308
Cia Siderurgica Nacional S.A.	1,273	3,602
Cosan S.A.	1,568	5,632
CPFL Energia S.A.	587	3,709
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	614	1,492
Dexco S.A.	663	1,244
EDP - Energias do Brasil S.A.	631	2,634
Embraer S.A.(a)	1,778	4,019
Energisa S.A.	576	4,880
Eneva S.A.(a)	2,803	8,202
ENGIE Brasil Energia S.A.	569	4,851
Equatorial Energia S.A.	2,352	11,226
Gerdau S.A., Preference Shares	2,317	10,903
GPS Participacoes e Empreendimentos S.A.(b)	800	1,910
GRUPO DE MODA SOMA S.A.	1,000	1,956
Grupo Mateus S.A.(a)	2,300	1,898
Hapvida Participacoes e Investimentos S.A.(b)	9,032	10,703
Hypera S.A.	1,162	9,521
Itau Unibanco Holding S.A.	1,213	4,732
Itau Unibanco Holding S.A., Preference Shares	11,177	50,788
Itausa S.A., Preference Shares	11,241	18,663
Klabin S.A.	1,534	5,882
Localiza Rent a Car S.A.	1,567	17,367
Locaweb Servicos de Internet S.A.(a)(b)	1,100	1,433
Lojas Renner S.A.	2,575	12,528
Magazine Luiza S.A.	7,028	3,488
Marfrig Global Foods S.A.	1,679	4,264
Multiplan Empreendimentos Imobiliarios S.A.	607	2,779
	Shares	Value
Brazil-(continued)
Natura & Co. Holding S.A.	2,344	$7,026
Neoenergia S.A.	1,100	3,134
Odontoprev S.A.	2,005	3,822
Petro Rio S.A.(a)	1,482	6,905
Petroleo Brasileiro S.A.	9,561	67,982
Petroleo Brasileiro S.A., Preference Shares	11,436	75,132
Porto Seguro S.A.	300	1,063
Raia Drogasil S.A.	2,967	11,975
Rede D’Or Sao Luiz S.A.(b)	889	5,539
Rumo S.A.	3,308	11,162
Sao Martinho S.A.	576	3,882
Sendas Distribuidora S.A.	2,025	6,175
Sul America S.A.	1,199	5,423
Suzano S.A.	1,800	16,722
Telefonica Brasil S.A.	1,170	10,039
TIM S.A.	2,443	5,917
TOTVS S.A.	1,192	6,047
Transmissora Alianca de Energia Eletrica S.A.	200	1,557
Ultrapar Participacoes S.A.	2,346	5,727
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	1,220	2,021
Vale S.A.	9,434	126,590
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	300	785
Via S/A(a)	3,204	1,479
Vibra Energia S.A.	2,967	9,504
WEG S.A.	3,608	19,463
YDUQS Participacoes S.A., Class A	620	1,580
		853,321
Chile-0.62%
Banco de Chile	128,630	12,199
Banco de Credito e Inversiones S.A.	130	3,920
Banco Santander Chile	160,494	6,354
Cencosud S.A.	2,724	3,719
Cencosud Shopping S.A.	1,796	1,937
Cia Cervecerias Unidas S.A.	256	1,477
Colbun S.A.	22,565	1,916
Embotelladora Andina S.A., Class B, Preference Shares	617	1,119
Empresas CMPC S.A.	3,213	5,456
Empresas COPEC S.A.	998	8,170
Enel Americas S.A.	45,258	4,578
Enel Chile S.A.	76,082	2,177
Falabella S.A.	1,939	4,323
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	273	27,101
		84,446
China-34.65%
360 DigiTech, Inc., ADR	254	3,688
AECC Aero-Engine Control Co. Ltd., A Shares	1,975	8,006
AECC Aviation Power Co. Ltd., A Shares	600	4,432
Agricultural Bank of China Ltd., A Shares	19,258	8,147
Agricultural Bank of China Ltd., H Shares	55,998	18,476
Aier Eye Hospital Group Co. Ltd., A Shares	1,600	7,217
Airtac International Group	387	10,560
Akeso, Inc.(a)(b)	1,609	4,304
Alibaba Group Holding Ltd.(a)	33,757	400,359
Alibaba Health Information Technology Ltd.(a)(c)	11,827	7,111
A-Living Smart City Services Co. Ltd., U Shares(b)	2,148	2,624
Aluminum Corp. of China Ltd., A Shares(a)	11,061	7,667
Anhui Conch Cement Co. Ltd., A Shares	1,086	5,239
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
Anhui Conch Cement Co. Ltd., H Shares	2,989	$11,823
Anhui Expressway Co. Ltd., H Shares	9,876	7,523
Anhui Gujing Distillery Co. Ltd., B Shares	889	13,588
ANTA Sports Products Ltd.	2,927	32,197
Autohome, Inc., ADR	169	6,032
AviChina Industry & Technology Co. Ltd., H Shares	10,947	5,843
Baidu, Inc., A Shares(a)	4,750	80,176
Bank of China Ltd., A Shares	12,641	5,741
Bank of China Ltd., H Shares	156,639	55,672
Bank of Communications Co. Ltd., A Shares	8,098	5,553
Bank of Communications Co. Ltd., H Shares	16,268	9,678
Bank of Ningbo Co. Ltd., A Shares	1,482	6,863
Bank of Shanghai Co. Ltd., A Shares	3,061	2,708
BeiGene Ltd.(a)(c)	1,450	18,638
Beijing Enterprises Water Group Ltd.	12,423	3,767
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares(a)	1,600	2,140
Bengang Steel Plates Co. Ltd., A Shares	9,283	4,836
Bilibili, Inc., Z Shares(a)	523	12,579
BOE Technology Group Co. Ltd., A Shares	8,556	4,940
Bosideng International Holdings Ltd.(c)	6,000	3,501
BYD Co. Ltd., A Shares	494	23,490
BYD Co. Ltd., H Shares	1,734	63,087
BYD Electronic International Co. Ltd.	2,626	6,741
CanSino Biologics, Inc., H Shares(b)	150	1,257
Central China Securities Co. Ltd., A Shares	10,567	6,101
CGN Power Co. Ltd., H Shares(b)	29,605	6,826
China Cinda Asset Management Co. Ltd., H Shares	23,607	3,248
China CITIC Bank Corp. Ltd., H Shares	23,328	9,747
China Coal Energy Co. Ltd., H Shares	3,300	2,564
China Conch Environment Protection Holdings Ltd.(a)	3,000	2,373
China Conch Venture Holdings Ltd.	2,963	5,752
China Construction Bank Corp., H Shares	209,560	133,746
China Everbright Bank Co. Ltd., H Shares	14,203	4,306
China Everbright Environment Group Ltd.	11,462	6,103
China Feihe Ltd.(b)	8,738	7,681
China Galaxy Securities Co. Ltd., H Shares	5,645	2,790
China Greatwall Technology Group Co. Ltd., A Shares	2,300	3,298
China Hongqiao Group Ltd.	5,575	5,795
China International Capital Corp. Ltd., H Shares(b)	4,435	8,147
China Jinmao Holdings Group Ltd.	22,318	5,174
China Lesso Group Holdings Ltd.	2,485	3,049
China Life Insurance Co. Ltd., H Shares	12,298	18,298
China Literature Ltd.(a)(b)	1,166	4,597
China Longyuan Power Group Corp. Ltd., H Shares	8,784	14,055
China Medical System Holdings Ltd.	5,265	8,384
China Meidong Auto Holdings Ltd.(c)	1,402	3,397
China Mengniu Dairy Co. Ltd.(a)	7,231	33,530
China Merchants Bank Co. Ltd., A Shares	4,148	21,592
China Merchants Bank Co. Ltd., H Shares	8,523	46,036
China Merchants Port Holdings Co. Ltd.	4,667	7,527
China Merchants Securities Co. Ltd., H Shares(b)	5,932	5,494
China Minsheng Banking Corp. Ltd., A Shares	4,543	2,455
China Minsheng Banking Corp. Ltd., H Shares(c)	18,113	5,907
China National Building Material Co. Ltd., H Shares	11,576	11,620
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	500	2,329
China Oilfield Services Ltd., H Shares	5,817	5,350
China Overseas Land & Investment Ltd.	9,094	25,081
China Pacific Insurance (Group) Co. Ltd., A Shares	1,383	4,145
	Shares	Value
China-(continued)
China Pacific Insurance (Group) Co. Ltd., H Shares	6,928	$14,792
China Petroleum & Chemical Corp., A Shares	17,184	10,483
China Petroleum & Chemical Corp., H Shares	44,605	21,024
China Power International Development Ltd.	14,814	8,379
China Resources Beer Holdings Co. Ltd.	4,321	29,835
China Resources Cement Holdings Ltd.	10,175	6,248
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	500	1,547
China Resources Land Ltd.	6,949	28,991
China Resources Mixc Lifestyle Services Ltd.(b)	1,778	7,542
China Resources Power Holdings Co. Ltd.	4,394	8,262
China Ruyi Holdings Ltd.(a)(c)	4,400	1,272
China Shenhua Energy Co. Ltd., H Shares	8,903	25,122
China Taiping Insurance Holdings Co. Ltd.	4,787	5,043
China Three Gorges Renewables Group Co. Ltd., A Shares	2,400	2,237
China Tourism Group Duty Free Corp. Ltd., A Shares	350	10,904
China Tower Corp. Ltd., H Shares(b)	131,152	16,875
China Traditional Chinese Medicine Holdings Co. Ltd.	10,950	4,645
China Vanke Co. Ltd., A Shares	1,679	4,289
China Vanke Co. Ltd., H Shares(c)	5,336	10,156
China Yangtze Power Co. Ltd., A Shares	5,235	18,555
Chongqing Changan Automobile Co. Ltd., A Shares	2,336	6,359
Chongqing Zhifei Biological Products Co. Ltd., A Shares	300	4,432
CIFI Holdings Group Co. Ltd.(c)	11,819	3,207
CITIC Ltd.	12,037	12,988
CITIC Securities Co. Ltd., A Shares	2,568	7,471
CITIC Securities Co. Ltd., H Shares	5,487	11,268
CMOC Group Ltd., H Shares	15,050	7,381
Contemporary Amperex Technology Co. Ltd., A Shares(a)	297	22,421
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares(a)	1,000	1,881
COSCO SHIPPING Holdings Co. Ltd., A Shares	4,710	9,592
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,408	5,097
Country Garden Holdings Co. Ltd.(c)	18,052	6,968
Country Garden Services Holdings Co. Ltd.	4,245	9,453
CSC Financial Co. Ltd., H Shares(b)	1,890	1,767
CSG Holding Co. Ltd., B Shares	30,221	11,126
CSPC Pharmaceutical Group Ltd.	21,752	23,803
Dada Nexus Ltd., ADR(a)	183	1,177
Dali Foods Group Co. Ltd.(b)	6,416	3,057
Datang International Power Generation Co. Ltd., A Shares	31,109	13,021
Dongfang Electric Corp. Ltd., A Shares	1,500	3,854
Dongfeng Motor Group Co. Ltd., H Shares	2,920	2,016
East Group Co. Ltd., A Shares	3,000	3,896
East Money Information Co. Ltd., A Shares	2,223	7,342
ENN Energy Holdings Ltd.	1,383	22,533
Eternal Asia Supply Chain Management Ltd., A Shares	6,222	5,984
Eve Energy Co. Ltd., A Shares	494	6,918
Far East Horizon Ltd.	6,852	5,648
Flat Glass Group Co. Ltd., H Shares(a)	1,486	5,395
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	636	7,804
Fosun International Ltd.	5,926	4,673
Full Truck Alliance Co. Ltd., ADR(a)(c)	1,324	11,241
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	2,109	10,250

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
Ganfeng Lithium Co. Ltd., A Shares	691	$9,140
GDS Holdings Ltd., A Shares(a)	1,747	5,809
Geely Automobile Holdings Ltd.	12,201	24,091
Genscript Biotech Corp.(a)	2,378	8,603
GF Securities Co. Ltd., H Shares	5,421	7,168
Ginlong Technologies Co. Ltd., A Shares	100	3,396
GOME Retail Holdings Ltd.(a)(c)(d)	39,903	1,407
Great Wall Motor Co. Ltd., H Shares(c)	8,595	13,555
GRG Banking Equipment Co. Ltd., A Shares	4,642	6,332
Guangdong Haid Group Co. Ltd., A Shares	790	7,700
Guangdong Investment Ltd.	10,364	10,100
Guanghui Energy Co. Ltd., A Shares	1,000	1,443
Guangshen Railway Co. Ltd., H Shares(a)	23,862	4,043
Guangzhou Automobile Group Co. Ltd., H Shares	7,289	6,825
Guangzhou R&F Properties Co. Ltd., H Shares(c)	18,962	4,469
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A Shares	5,152	4,894
H World Group Ltd., ADR(c)	512	19,635
Haidilao International Holding Ltd.(a)(b)(c)	2,656	5,299
Haier Smart Home Co. Ltd., A Shares	2,271	8,356
Haier Smart Home Co. Ltd., H Shares	4,740	15,156
Haitian International Holdings Ltd.	942	2,261
Haitong Securities Co. Ltd., A Shares	4,642	6,435
Haitong Securities Co. Ltd., H Shares	6,242	4,175
Hangzhou Tigermed Consulting Co. Ltd., A Shares	494	7,478
Hansoh Pharmaceutical Group Co. Ltd.(b)	1,903	3,709
Hello Group, Inc., ADR	513	2,298
Henan Shuanghui Investment & Development Co. Ltd., A Shares	1,383	5,508
Hengan International Group Co. Ltd.	2,574	12,444
Hua Hong Semiconductor Ltd.(a)(b)	1,488	4,455
Huadian Power International Corp. Ltd., A Shares	3,600	2,308
Huaneng Power International, Inc., H Shares(c)	13,713	6,551
Huatai Securities Co. Ltd., H Shares(b)	5,497	7,241
Hubei Biocause Pharmaceutical Co. Ltd., A Shares	25,480	12,670
Hygeia Healthcare Holdings Co. Ltd.(b)	648	3,727
I-Mab, ADR(a)	165	1,729
Industrial & Commercial Bank of China Ltd., A Shares	10,271	6,677
Industrial & Commercial Bank of China Ltd., H Shares	178,180	94,198
Industrial Bank Co. Ltd., A Shares	4,148	10,941
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	1,679	8,929
Innovent Biologics, Inc.(a)(b)	3,286	13,709
Inspur Electronic Information Industry Co. Ltd., A Shares	1,482	5,339
iQIYI, Inc., ADR(a)(c)	910	3,476
JA Solar Technology Co. Ltd., A Shares	280	3,228
JD Health International, Inc.(a)(b)(c)	1,728	13,098
JD.com, Inc., A Shares	5,234	155,889
Jiangsu Expressway Co. Ltd., H Shares	5,338	4,658
Jiangsu Hengrui Medicine Co. Ltd., A Shares	1,506	7,889
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	494	12,113
Jiangsu Zhongtian Technology Co. Ltd., A Shares(a)	1,100	3,755
Jiangxi Copper Co. Ltd., H Shares	3,851	4,714
Jiangxi Special Electric Motor Co. Ltd., A Shares(a)	500	1,816
Jinxin Fertility Group Ltd.(b)	4,260	3,310
Jiumaojiu International Holdings Ltd.(b)	2,473	5,381
Joinn Laboratories China Co. Ltd., H Shares(b)	382	2,464
	Shares	Value
China-(continued)
Joyoung Co. Ltd., A Shares	1,100	$2,869
JOYY, Inc., ADR	146	3,780
Juewei Food Co. Ltd., A Shares	593	4,603
Kaishan Group Co. Ltd., A Shares(a)	3,852	8,759
Kanzhun Ltd., ADR(a)	410	9,639
KE Holdings, Inc., ADR(a)	1,271	17,934
Kingboard Holdings Ltd.	2,536	7,414
KingClean Electric Co. Ltd., A Shares	1,145	5,258
Kingdee International Software Group Co. Ltd.(a)	6,208	13,413
Kingsoft Corp. Ltd.	2,424	8,106
Kuaishou Technology(a)(b)	4,348	43,757
Kweichow Moutai Co. Ltd., A Shares	250	70,446
KWG Group Holdings Ltd.(a)	10,500	2,127
Legend Holdings Corp., H Shares(b)	1,481	1,698
Lens Technology Co. Ltd., A Shares	1,700	2,748
Leyard Optoelectronic Co. Ltd., A Shares	4,148	3,959
Li Auto, Inc., ADR(a)	1,078	35,402
Li Ning Co. Ltd.	5,398	43,735
LianChuang Electronic Technology Co. Ltd., A Shares	3,160	8,274
Logan Group Co. Ltd.(d)	5,111	977
Longfor Group Holdings Ltd.(b)	5,436	18,143
LONGi Green Energy Technology Co. Ltd., A Shares	1,603	14,633
Longshine Technology Group Co. Ltd., A Shares	700	3,190
Lufax Holding Ltd., ADR	1,415	6,481
Luxshare Precision Industry Co. Ltd., A Shares	1,846	9,302
Luzhou Laojiao Co. Ltd., A Shares	297	9,795
Mango Excellent Media Co. Ltd., A Shares	790	3,677
Maxscend Microelectronics Co. Ltd., A Shares	316	4,510
Meituan, B Shares(a)(b)	9,241	207,543
Ming Yuan Cloud Group Holdings Ltd.	2,098	1,927
MINISO Group Holding Ltd., ADR(c)	250	1,468
Muyuan Foods Co. Ltd., A Shares	1,401	12,394
NARI Technology Co. Ltd., A Shares	840	3,638
NAURA Technology Group Co. Ltd., A Shares	198	7,452
NetEase, Inc.	3,472	64,001
New China Life Insurance Co. Ltd., A Shares	1,086	4,675
New China Life Insurance Co. Ltd., H Shares	2,359	5,626
New Hope Liuhe Co. Ltd., A Shares(a)	3,456	8,156
New Oriental Education & Technology Group, Inc., ADR(a)	366	10,032
Ninestar Corp., A Shares	1,580	11,761
Ningbo Orient Wires & Cables Co. Ltd., A Shares	300	3,562
NIO, Inc., ADR(a)	2,870	56,625
Nongfu Spring Co. Ltd., H Shares(b)	1,564	9,364
People’s Insurance Co. Group of China Ltd. (The), H Shares	17,463	5,228
PetroChina Co. Ltd., H Shares	54,977	25,563
Pharmaron Beijing Co. Ltd., A Shares	741	8,523
PICC Property & Casualty Co. Ltd., H Shares	17,434	17,901
Pinduoduo, Inc., ADR(a)	872	42,737
Ping An Bank Co. Ltd., A Shares	4,642	8,737
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,160	3,037
Ping An Insurance (Group) Co. of China Ltd., A Shares	1,383	8,646
Ping An Insurance (Group) Co. of China Ltd., H Shares	14,965	88,075
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	700	1,243
Poly Developments and Holdings Group Co. Ltd., A Shares	4,050	10,021

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
Poly Property Services Co. Ltd., H Shares(b)	987	$5,702
Pop Mart International Group Ltd.(b)(c)	1,356	3,109
Postal Savings Bank of China Co. Ltd., H Shares(b)	23,876	15,786
Power Construction Corp. of China Ltd., A Shares	1,900	2,045
Qingdao Hanhe Cable Co. Ltd., A Shares	12,838	8,613
RLX Technology, Inc., ADR(a)(c)	1,182	1,915
Sany Heavy Industry Co. Ltd., A Shares	2,370	5,994
Seazen Group Ltd.(a)	9,911	3,396
SF Holding Co. Ltd., A Shares	790	5,844
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	6,931	8,653
Shanghai Baosight Software Co. Ltd., B Shares	390	1,307
Shanghai Electric Power Co. Ltd., A Shares(a)	1,700	2,440
Shanghai Flyco Electrical Appliance Co. Ltd., A Shares	889	10,424
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	1,772	6,411
Shanghai International Airport Co. Ltd., A Shares(a)	790	6,048
Shanghai Junshi Biosciences Co. Ltd., A Shares(a)	350	3,189
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	3,218	4,846
Shanghai Pudong Development Bank Co. Ltd., A Shares	5,136	5,535
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares(a)	43,158	11,480
Shanxi Taigang Stainless Steel Co. Ltd., A Shares	3,900	2,860
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	335	13,633
Shenzhen Agricultural Products Group Co. Ltd., A Shares	8,988	8,018
Shenzhen Huaqiang Industry Co. Ltd., A Shares	3,160	5,779
Shenzhen Inovance Technology Co. Ltd., A Shares	840	8,244
Shenzhen International Holdings Ltd.	4,843	4,461
Shenzhen Kaifa Technology Co. Ltd., A Shares	3,456	6,027
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	480	2,380
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	252	10,829
Shenzhen MTC Co. Ltd., A Shares(a)	6,800	3,936
Shenzhen Neptunus Bioengineering Co. Ltd., A Shares(a)	17,974	9,418
Shenzhou International Group Holdings Ltd.	1,797	18,897
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	600	1,976
Shougang Fushan Resources Group Ltd.	3,200	1,137
Sieyuan Electric Co. Ltd., A Shares	1,679	11,030
Silergy Corp.	608	11,290
Sino Biopharmaceutical Ltd.	23,960	13,857
Sinopec Oilfield Service Corp., A Shares(a)	18,764	5,264
Sinopharm Group Co. Ltd., H Shares	2,526	5,792
Sinotruk Hong Kong Ltd.	2,965	3,494
Smoore International Holdings Ltd.(b)(c)	3,911	9,068
Sun Art Retail Group Ltd.	7,000	2,060
Sungrow Power Supply Co. Ltd., A Shares	300	5,515
Sunny Optical Technology Group Co. Ltd.	1,737	23,477
TAL Education Group, ADR(a)	1,079	5,309
Tencent Holdings Ltd.	13,966	545,837
Tencent Music Entertainment Group, ADR(a)	1,469	6,184
Tianjin Guangyu Development Co. Ltd., A Shares	1,200	2,315
Titan Wind Energy Suzhou Co. Ltd., A Shares	800	2,117
Tongcheng Travel Holdings Ltd.(a)(b)	3,522	6,730
Tongwei Co. Ltd., A Shares	1,185	9,465
	Shares	Value
China-(continued)
Topsec Technologies Group, Inc., A Shares	3,160	$4,306
Topsports International Holdings Ltd.(b)	5,926	4,937
TravelSky Technology Ltd., H Shares	2,963	4,914
Trina Solar Co. Ltd., A Shares	218	2,685
Trip.com Group Ltd., ADR(a)	1,239	31,941
Tsingtao Brewery Co. Ltd., H Shares	1,199	11,708
Vipshop Holdings Ltd., ADR(a)(c)	1,074	9,838
Walvax Biotechnology Co. Ltd., A Shares	200	1,289
Wanhua Chemical Group Co. Ltd., A Shares	790	9,815
Weibo Corp., ADR(a)(c)	159	3,056
Weichai Power Co. Ltd., H Shares	6,267	8,973
Will Semiconductor Co. Ltd., A Shares	270	4,216
Wingtech Technology Co. Ltd., A Shares	494	5,030
Wuliangye Yibin Co. Ltd., A Shares	593	15,703
WuXi AppTec Co. Ltd., A Shares	300	4,159
WuXi AppTec Co. Ltd., H Shares(b)	897	10,856
Wuxi Biologics Cayman, Inc.(a)(b)	7,990	75,881
Xiaomi Corp., B Shares(a)(b)	23,171	36,425
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	8,889	6,149
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares	4,050	8,969
Xinyi Solar Holdings Ltd.	11,023	18,732
XPeng, Inc., ADR(a)	1,126	27,508
Yadea Group Holdings Ltd.(b)	1,604	3,453
Yangzijiang Shipbuilding Holdings Ltd.	6,035	4,059
Yankuang Energy Group Co. Ltd., H Shares	6,300	19,663
Yanlord Land Group Ltd.	4,696	3,498
Yantai Eddie Precision Machinery Co. Ltd., A Shares	1,220	3,466
Yihai International Holding Ltd.(a)	961	2,822
Yonyou Network Technology Co. Ltd., A Shares	1,413	4,373
Youngy Co. Ltd., A Shares(a)	100	1,941
Yunnan Baiyao Group Co. Ltd., A Shares	691	5,657
Yunnan Energy New Material Co. Ltd., A Shares	198	6,289
Zai Lab Ltd., ADR(a)(c)	149	6,039
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	198	8,691
Zhefu Holding Group Co. Ltd., A Shares	11,061	7,733
Zhejiang Huayou Cobalt Co. Ltd., A Shares	100	1,252
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	889	9,635
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	300	2,086
Zhengqi Holdings Co. Ltd., Rts., TBA(a)(d)	15	0
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)	1,150	2,924
Zhongsheng Group Holdings Ltd.	1,843	10,530
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	1,703	7,311
Zijin Mining Group Co. Ltd., H Shares	16,714	19,567
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	6,186	3,215
ZTE Corp., H Shares	2,506	5,389
		4,739,301
Colombia-0.19%
Bancolombia S.A.	474	3,966
Bancolombia S.A., Preference Shares	722	5,307
Cementos Argos S.A.	3,314	3,004
Grupo de Inversiones Suramericana S.A.	729	6,778

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Colombia-(continued)
Grupo de Inversiones Suramericana S.A., Preference Shares	85	$304
Interconexion Electrica S.A. ESP	1,471	7,044
		26,403
Czech Republic-0.26%
CEZ A.S.	676	30,607
Komercni banka A.S.	193	4,861
		35,468
Egypt-0.13%
Commercial International Bank Egypt S.A.E.	3,554	7,119
Eastern Co. S.A.E.	2,587	1,347
Egypt Kuwait Holding Co. S.A.E.	6,067	7,668
ElSewedy Electric Co.(a)	3,878	1,353
Fawry for Banking & Payment Technology Services SAE(a)	4,218	698
Telecom Egypt Co.	405	286
		18,471
Greece-0.34%
Alpha Services and Holdings S.A.(a)	4,618	4,073
Eurobank Ergasias Services and Holdings S.A.(a)	3,778	3,443
Hellenic Petroleum Holdings S.A.	212	1,360
Hellenic Telecommunications Organization S.A.	623	10,685
JUMBO S.A.	308	4,758
Motor Oil Hellas Corinth Refineries S.A.	183	3,153
Mytilineos S.A.	302	4,634
OPAP S.A.(a)	511	7,055
Piraeus Financial Holdings S.A.(a)	898	811
Public Power Corp. S.A.(a)	429	2,522
Terna Energy S.A.	250	4,461
		46,955
Hong Kong-0.09%
Alibaba Pictures Group Ltd.(a)	65,019	5,549
Kingboard Laminates Holdings Ltd.	2,960	2,711
Nine Dragons Paper Holdings Ltd.	5,630	4,648
		12,908
Hungary-0.23%
Gedeon Richter PLC	459	9,364
Magyar Telekom Telecommunications PLC	3,945	3,114
MOL Hungarian Oil & Gas PLC	1,085	7,966
OTP Bank Nyrt	504	10,339
		30,783
India-6.58%
Axis Bank Ltd., GDR(b)	1,910	87,669
Dr. Reddy’s Laboratories Ltd., ADR(c)	952	49,028
GAIL (India) Ltd., GDR(b)	1,934	21,564
ICICI Bank Ltd., ADR(c)	2,438	50,662
Infosys Ltd., ADR(c)	5,533	107,838
Larsen & Toubro Ltd., GDR(b)	4,827	110,780
Mahindra & Mahindra Ltd., GDR(b)	5,143	75,602
Reliance Industries Ltd., GDR(b)	2,538	160,148
State Bank of India, GDR(b)(c)	1,282	85,381
Tata Motors Ltd., ADR(a)(c)	2,074	59,150
Tata Steel Ltd., GDR(b)	3,498	48,797
Wipro Ltd., ADR	8,089	42,872
		899,491
Indonesia-2.05%
PT Adaro Energy Indonesia Tbk	25,720	5,636
PT Astra International Tbk	42,999	18,336
	Shares	Value
Indonesia-(continued)
PT Bank Central Asia Tbk	88,811	$44,009
PT Bank Mandiri (Persero) Tbk	46,696	26,052
PT Bank Negara Indonesia (Persero) Tbk	20,573	10,888
PT Bank Rakyat Indonesia (Persero) Tbk	147,724	43,423
PT Bank Syariah Indonesia Tbk	6,804	750
PT Barito Pacific Tbk	76,525	4,643
PT Bukit Asam Tbk	12,017	3,484
PT Bumi Serpong Damai Tbk(a)	15,660	971
PT Charoen Pokphand Indonesia Tbk	19,572	7,389
PT Elang Mahkota Teknologi Tbk(a)	68,342	8,639
PT Gudang Garam Tbk	1,368	2,569
PT Hanjaya Mandala Sampoerna Tbk	30,406	1,906
PT Indah Kiat Pulp & Paper Corp. Tbk	6,972	3,572
PT Indocement Tunggal Prakarsa Tbk	4,030	2,527
PT Indofood CBP Sukses Makmur Tbk	7,123	4,238
PT Indofood Sukses Makmur Tbk	12,730	5,836
PT Jasa Marga (Persero) Tbk(a)	8,054	1,933
PT Kalbe Farma Tbk	56,670	6,189
PT Media Nusantara Citra Tbk	19,302	1,373
PT Perusahaan Gas Negara Tbk	46,614	5,280
PT Sarana Menara Nusantara Tbk	58,884	4,665
PT Semen Indonesia (Persero) Tbk	8,361	3,678
PT Smartfren Telecom Tbk(a)	407,630	2,693
PT Surya Citra Media Tbk	102,611	1,522
PT Telkom Indonesia (Persero) Tbk	119,708	34,139
PT Tower Bersama Infrastructure Tbk	33,434	6,920
PT Unilever Indonesia Tbk	16,055	4,882
PT United Tractors Tbk	4,298	9,360
PT XL Axiata Tbk	15,660	2,502
		280,004
Kuwait-0.90%
Agility Public Warehousing Co. KSC	4,551	13,194
Boubyan Bank KSCP	2,615	7,061
Boubyan Petrochemicals Co. KSCP	1,751	5,328
Gulf Bank KSCP	4,819	5,642
Humansoft Holding Co. KSC	231	2,485
Kuwait Finance House KSCP	6,855	19,739
Mabanee Co. K.P.S.C.	2,352	6,243
Mobile Telecommunications Co. KSCP	2,063	4,070
National Bank of Kuwait SAKP	17,194	59,771
		123,533
Luxembourg-0.04%
Reinet Investments S.C.A.	306	5,308
Malaysia-1.94%
Alliance Bank Malaysia Bhd.	2,988	2,336
AMMB Holdings Bhd.	7,099	6,221
Axiata Group Bhd.	12,263	7,908
British American Tobacco Malaysia Bhd.	574	1,408
CIMB Group Holdings Bhd.	17,113	20,033
Dialog Group Bhd.	12,338	6,127
DiGi.Com Bhd.	12,329	10,056
FGV Holdings Bhd.	7,077	2,385
Fraser & Neave Holdings Bhd.	552	2,691
Genting Bhd.	6,500	6,908
Genting Malaysia Bhd.	7,581	4,974
Hartalega Holdings Bhd.	4,589	2,825
Hong Leong Bank Bhd.	1,739	8,198
Hong Leong Financial Group Bhd.	620	2,714
IHH Healthcare Bhd.	7,389	10,609
IOI Corp. Bhd.	8,746	7,920
Kuala Lumpur Kepong Bhd.	606	2,985

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Malaysia-(continued)
Malayan Banking Bhd.	10,352	$20,609
Malaysia Airports Holdings Bhd.	2,460	3,455
Maxis Bhd.	7,042	5,807
MISC Bhd.	2,570	4,164
Nestle Malaysia Bhd.	137	4,146
Petronas Chemicals Group Bhd.	5,829	11,631
Petronas Dagangan Bhd.	620	3,121
PPB Group Bhd.	1,761	6,442
Press Metal Aluminium Holdings Bhd.	8,982	9,808
Public Bank Bhd.	33,925	35,370
QL Resources Bhd.	3,505	4,174
RHB Bank Bhd.	4,815	6,362
Sime Darby Bhd.	10,349	5,441
Sime Darby Plantation Bhd.	8,834	8,654
Supermax Corp. Bhd.	4,700	861
Telekom Malaysia Bhd.	2,417	3,085
Tenaga Nasional Bhd.	9,627	17,867
Top Glove Corp. Bhd.	14,068	3,050
Westports Holdings Bhd.	3,655	2,874
YTL Corp. Bhd.	17,793	2,279
		265,498
Mexico-2.72%
Alfa S.A.B. de C.V., Class A	6,274	4,317
Alpek S.A.B. de C.V.	700	932
America Movil S.A.B. de C.V., Series L	70,806	67,466
Arca Continental S.A.B. de C.V.	1,084	7,518
Banco del Bajio S.A.(b)	1,802	4,243
Becle S.A.B. de C.V.	1,733	3,927
Cemex S.A.B. de C.V., Series CPO(a)(c)(e)	33,883	13,696
Coca-Cola FEMSA S.A.B. de C.V., Series L	1,317	7,983
Concentradora Fibra Danhos S.A. de C.V.	700	801
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(a)	1,952	1,915
El Puerto de Liverpool S.A.B. de C.V., Series C-1	624	2,804
Fibra Uno Administracion S.A. de C.V.	6,256	6,394
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(f)	4,463	27,845
Gruma S.A.B. de C.V., Class B	598	7,445
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	100	610
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	606	8,227
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	302	5,696
Grupo Bimbo S.A.B. de C.V., Series A	6,559	23,207
Grupo Carso S.A.B. de C.V., Series A1	1,316	5,139
Grupo Comercial Chedraui S.A. de C.V.	2,568	7,817
Grupo Elektra S.A.B. de C.V.(c)	36	2,117
Grupo Financiero Banorte S.A.B. de C.V., Class O	7,164	40,812
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	4,573	8,431
Grupo Mexico S.A.B. de C.V., Class B	7,913	31,325
Grupo Televisa S.A.B., Series CPO(g)	6,138	9,689
Industrias Penoles S.A.B. de C.V.	343	3,455
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(c)	3,734	5,505
Megacable Holdings S.A.B. de C.V., Series CPO(h)	624	1,453
Operadora de Sites Mexicanos S.A.B. de C.V., Class A-1	6,534	7,657
Orbia Advance Corp. S.A.B. de C.V.	2,870	6,337
Prologis Property Mexico S.A. de C.V.	1,500	4,181
Promotora y Operadora de Infraestructura S.A.B de C.V.	274	1,979
	Shares	Value
Mexico-(continued)
Regional S.A.B. de C.V.	100	$547
Wal-Mart de Mexico S.A.B. de C.V., Series V	11,317	41,043
		372,513
Pakistan-0.01%
Fauji Fertilizer Co. Ltd.	1,677	726
Philippines-0.90%
Aboitiz Power Corp.	5,508	3,262
ACEN Corp.	14,918	2,265
Alliance Global Group, Inc.	13,154	2,360
Ayala Corp.	598	6,725
Ayala Land, Inc.	18,733	8,580
Bank of the Philippine Islands	5,108	8,617
BDO Unibank, Inc.	5,475	11,868
Bloomberry Resorts Corp.(a)	5,404	593
Converge Information and Communications Technology Solutions, Inc.(a)	5,500	1,895
DMCI Holdings, Inc.	6,954	1,198
Globe Telecom, Inc.	60	2,244
GT Capital Holdings, Inc.	312	2,566
International Container Terminal Services, Inc.	2,786	9,814
JG Summit Holdings, Inc.	7,722	7,214
Jollibee Foods Corp.	962	3,511
LT Group, Inc.	7,152	1,142
Manila Electric Co.	658	4,058
Megaworld Corp.	38,673	1,585
Metro Pacific Investments Corp.	47,797	3,199
Metropolitan Bank & Trust Co.	5,483	4,834
Monde Nissin Corp.(a)(b)	6,500	1,679
PLDT, Inc.	310	9,312
San Miguel Corp.	841	1,609
San Miguel Food and Beverage, Inc.	1,415	1,129
Semirara Mining & Power Corp.	2,102	1,582
SM Prime Holdings, Inc.	24,007	15,938
Universal Robina Corp.	2,011	4,049
		122,828
Qatar-1.30%
Barwa Real Estate Co.	5,040	4,982
Commercial Bank P.S.Q.C. (The)	5,243	10,504
Doha Bank Q.P.S.C.	4,019	2,770
Industries Qatar Q.S.C.	3,922	18,308
Masraf Al Rayan Q.S.C.	9,718	11,741
Mesaieed Petrochemical Holding Co. Q.P.S.C.	11,463	8,562
Ooredoo Q.P.S.C.	1,354	3,457
Qatar Aluminum Manufacturing Co.	7,233	3,361
Qatar Electricity & Water Co. Q.S.C.	1,330	6,760
Qatar Fuel Q.S.C.	832	4,069
Qatar Gas Transport Co. Ltd.	7,180	8,044
Qatar Insurance Co. (S.A.Q.)	4,232	2,731
Qatar International Islamic Bank Q.S.C.	1,964	6,364
Qatar Islamic Bank (S.A.Q)	3,027	21,370
Qatar National Bank Q.P.S.C.	11,048	61,008
United Development Co. Q.S.C.	4,590	1,917
Vodafone Qatar Q.S.C.	4,357	1,994
		177,942
Romania-0.04%
NEPI Rockcastle S.A.	1,018	5,599
Russia-0.00%
Alrosa PJSC(d)	5,728	0
Gazprom PJSC(d)	23,800	0
Inter RAO UES PJSC(d)	91,895	0

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Russia-(continued)
Lukoil PJSC(d)	959	$0
Magnit PJSC(d)	196	0
Magnitogorsk Iron & Steel Works PJSC(d)	6,370	0
MMC Norilsk Nickel PJSC(d)	119	0
Mobile TeleSystems PJSC(d)	2,469	0
Moscow Exchange MICEX-RTS PJSC(a)(d)	3,806	0
Novatek PJSC(d)	2,626	0
Novolipetsk Steel PJSC(d)	2,494	0
PhosAgro PJSC(d)	127	0
Polyus PJSC(d)	72	0
Raspadskaya OJSC(d)	586	0
Rosneft Oil Co. PJSC(d)	2,287	0
Rostelecom PJSC(d)	2,632	0
RusHydro PJSC(d)	250,330	0
Sberbank of Russia PJSC(a)(d)	21,738	0
Severstal PAO(d)	487	0
Sistema PJSFC(d)	17,276	0
Surgutneftegas PJSC(d)	18,011	0
Surgutneftegas PJSC, Preference Shares(d)	16,402	0
Tatneft PJSC(d)	4,111	0
Transneft PJSC, Preference Shares(d)	1	0
United Co. RUSAL International PJSC(a)(d)	7,760	0
VTB Bank PJSC(d)	13,924,072	0
		-
Saudi Arabia-5.32%
Abdullah Al Othaim Markets Co.	161	4,972
ACWA Power Co.	373	17,359
Advanced Petrochemical Co.	938	12,225
Al Rajhi Bank	4,129	98,498
Alinma Bank	1,553	15,733
Almarai Co. JSC	232	3,224
Arab National Bank	1,176	9,737
Arabian Centres Co. Ltd.	1,098	5,823
Arabian Internet & Communications Services Co.	19	1,194
Bank AlBilad(a)	2,081	27,481
Bank Al-Jazira	228	1,590
Banque Saudi Fransi	1,424	19,335
Bupa Arabia for Cooperative Insurance Co.	307	13,160
Company for Cooperative Insurance (The)	378	6,280
Dallah Healthcare Co.	230	7,471
Dr Sulaiman Al Habib Medical Services Group Co.	155	8,501
Emaar Economic City(a)	1,565	4,217
Etihad Etisalat Co.	456	4,589
Jarir Marketing Co.	200	8,679
Mobile Telecommunications Co.(a)	1,499	4,677
Mouwasat Medical Services Co.	143	9,358
National Industrialization Co.(a)	1,464	6,385
Qassim Cement Co. (The)	316	6,613
Rabigh Refining & Petrochemical Co.(a)	389	1,895
Riyad Bank	2,666	25,908
SABIC Agri-Nutrients Co.	706	25,000
Sahara International Petrochemical Co.	1,462	18,314
Saudi Airlines Catering Co.(a)	498	10,474
Saudi Arabian Mining Co.(a)	1,983	29,671
Saudi Arabian Oil Co.(b)	4,653	49,181
Saudi Basic Industries Corp.	1,688	44,492
Saudi British Bank (The)	2,149	24,030
Saudi Cement Co.	361	5,142
Saudi Electricity Co.	1,026	6,731
Saudi Ground Services Co.(a)	705	5,218
Saudi Industrial Investment Group	2,265	16,704
Saudi Kayan Petrochemical Co.(a)	2,564	10,240
	Shares	Value
Saudi Arabia-(continued)
Saudi National Bank (The)	4,577	$85,423
Saudi Pharmaceutical Industries & Medical Appliances Corp.	159	1,177
Saudi Research & Media Group(a)	157	8,092
Saudi Telecom Co.	1,312	35,071
Saudia Dairy & Foodstuff Co.	214	8,888
Savola Group (The)	385	3,398
Southern Province Cement Co.	523	8,118
United Electronics Co.	33	1,044
Yamama Cement Co.(a)	149	1,164
Yanbu National Petrochemical Co., Class A	421	5,548
		728,024
Singapore-0.01%
Yangzijiang Financial Holding Ltd.(a)	6,111	1,745
South Africa-4.02%
Absa Group Ltd.	1,869	19,074
African Rainbow Minerals Ltd.	302	4,239
Anglo American Platinum Ltd.	137	10,453
Aspen Pharmacare Holdings Ltd.	963	8,393
AVI Ltd.	561	2,333
Barloworld Ltd.(c)	625	3,435
Bid Corp. Ltd.	666	12,233
Bidvest Group Ltd. (The)	909	11,665
Capitec Bank Holdings Ltd.	157	18,773
Clicks Group Ltd.(c)	683	11,472
Coronation Fund Managers Ltd.	852	1,739
Dis-Chem Pharmacies Ltd.(b)	1,926	3,817
Discovery Ltd.(a)	1,106	8,517
Exxaro Resources Ltd.	380	4,605
FirstRand Ltd.	11,555	45,466
Fortress REIT Ltd., Class A	3,378	2,439
Foschini Group Ltd. (The)	633	4,611
Gold Fields Ltd.	2,141	19,793
Growthpoint Properties Ltd.	7,898	6,424
Harmony Gold Mining Co. Ltd.	1,332	4,230
Impala Platinum Holdings Ltd.	1,919	21,258
Investec Ltd.	638	3,398
Kumba Iron Ore Ltd.	160	4,731
Life Healthcare Group Holdings Ltd.	3,225	3,804
Momentum Metropolitan Holdings	2,887	2,537
Mr Price Group Ltd.	535	5,785
MTN Group Ltd.	4,047	33,789
MultiChoice Group	1,175	8,395
Naspers Ltd., Class N	485	68,602
Nedbank Group Ltd.	806	10,494
Netcare Ltd.	4,299	3,922
Northam Platinum Holdings Ltd.(a)	599	6,343
Pepkor Holdings Ltd.(b)	3,491	4,233
Pick n Pay Stores Ltd.	856	2,832
Rand Merchant Investment Holdings Ltd.(c)	2,258	3,760
Redefine Properties Ltd.	18,465	4,522
Remgro Ltd.	1,452	11,910
Resilient REIT Ltd.	697	2,414
Royal Bafokeng Platinum Ltd.	489	4,403
Sanlam Ltd.	4,170	13,644
Santam Ltd.	196	2,866
Sappi Ltd.(a)	1,645	5,431
Sasol Ltd.(a)	1,058	22,205
Shoprite Holdings Ltd.	1,303	17,539
Sibanye Stillwater Ltd.	6,555	15,943
SPAR Group Ltd. (The)(c)	500	4,030

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
South Africa-(continued)
Standard Bank Group Ltd.	3,001	$28,820
Telkom S.A. SOC Ltd.	952	2,490
Tiger Brands Ltd.	482	4,758
Transaction Capital Ltd.	334	765
Truworths International Ltd.	1,315	4,041
Vodacom Group Ltd.(c)	1,092	9,041
Woolworths Holdings Ltd.	2,151	6,826
		549,242
Taiwan-16.35%
Accton Technology Corp.	1,479	12,251
Acer, Inc.	8,044	6,072
Advanced Energy Solution Holding Co. Ltd.	45	1,593
Advantech Co. Ltd.	1,069	12,228
ASE Technology Holding Co. Ltd.	8,620	24,875
Asia Cement Corp.	5,898	8,165
ASMedia Technology, Inc.	107	3,477
ASPEED Technology, Inc.	46	2,957
Asustek Computer, Inc.	1,350	12,692
AUO Corp.(a)	21,422	9,552
Capital Securities Corp.	6,241	2,376
Catcher Technology Co. Ltd.	665	3,787
Cathay Financial Holding Co. Ltd.	20,179	30,665
Chailease Holding Co. Ltd.	2,819	19,913
Chang Hwa Commercial Bank Ltd.	17,928	10,658
Cheng Shin Rubber Industry Co. Ltd.	4,508	5,337
Chicony Electronics Co. Ltd.	3,045	8,055
China Airlines Ltd.	5,693	4,297
China Development Financial Holding Corp.	29,866	12,868
China Steel Corp.	30,424	28,147
Chunghwa Telecom Co. Ltd.	8,861	35,958
Compal Electronics, Inc.	11,543	8,790
CTBC Financial Holding Co. Ltd.	38,540	29,541
Delta Electronics, Inc.	5,342	46,032
E Ink Holdings, Inc.	1,975	12,896
E.Sun Financial Holding Co. Ltd.	19,153	17,592
Eclat Textile Co. Ltd.	409	5,573
eMemory Technology, Inc.	76	3,008
ENNOSTAR, Inc.	2,343	3,870
Eva Airways Corp.(a)	6,049	6,849
Evergreen Marine Corp. Taiwan Ltd.(a)	5,947	18,969
Far Eastern International Bank	5,694	2,149
Far Eastern New Century Corp.	11,642	11,820
Far EasTone Telecommunications Co. Ltd.	5,199	13,110
Feng TAY Enterprise Co. Ltd.	1,194	6,660
First Financial Holding Co. Ltd.	24,156	21,783
Formosa Chemicals & Fibre Corp.	8,365	19,557
Formosa Petrochemical Corp.	2,119	5,980
Formosa Plastics Corp.	11,795	36,243
Formosa Taffeta Co. Ltd.	4,158	3,597
Foxconn Technology Co. Ltd.	2,954	4,859
Fubon Financial Holding Co. Ltd.	17,416	32,632
Giant Manufacturing Co. Ltd.	530	4,319
Globalwafers Co. Ltd.	540	8,188
Hiwin Technologies Corp.	414	2,980
Hiwin Technologies Corp., Rts., expring 08/22/2022	12	22
Hon Hai Precision Industry Co. Ltd.	27,272	99,284
Hotai Motor Co. Ltd.	619	12,487
HTC Corp.(a)	5,104	11,098
Hua Nan Financial Holdings Co. Ltd.	21,571	16,642
Innolux Corp.(a)	20,740	7,135
Inventec Corp.	8,361	6,618
	Shares	Value
Taiwan-(continued)
Largan Precision Co. Ltd.	260	$18,149
Lite-On Technology Corp.	3,798	8,283
MediaTek, Inc.	3,412	77,833
Mega Financial Holding Co. Ltd.	24,740	29,251
Micro-Star International Co. Ltd.	1,956	7,709
momo.com, Inc.	149	4,060
Nan Ya Plastics Corp.	12,001	26,975
Nan Ya Printed Circuit Board Corp.	558	4,482
Nien Made Enterprise Co. Ltd.	135	1,292
Novatek Microelectronics Corp.	1,404	12,426
Oneness Biotech Co. Ltd.(a)	356	2,241
Pegatron Corp.	3,862	8,023
Pou Chen Corp.	6,117	5,475
President Chain Store Corp.(a)	1,566	14,802
Quanta Computer, Inc.	6,435	18,182
Realtek Semiconductor Corp.(a)	1,220	13,935
Ruentex Development Co. Ltd.	1,000	1,830
Shanghai Commercial & Savings Bank Ltd. (The)	8,774	14,681
Shin Kong Financial Holding Co. Ltd.	29,734	8,491
Sino-American Silicon Products, Inc.	936	4,455
SinoPac Financial Holdings Co. Ltd.	29,517	16,661
Synnex Technology International Corp.	5,604	10,350
Taishin Financial Holding Co. Ltd.	20,052	10,515
Taiwan Business Bank	6,716	2,781
Taiwan Cement Corp.	12,321	15,946
Taiwan Cooperative Financial Holding Co. Ltd.	24,668	22,575
Taiwan Fertilizer Co. Ltd.	3,508	7,499
Taiwan Glass Industry Corp.	3,939	2,335
Taiwan Mobile Co. Ltd.	2,718	9,214
Taiwan Semiconductor Manufacturing Co. Ltd.	54,335	923,700
Teco Electric and Machinery Co. Ltd.	6,581	6,451
Transcend Information, Inc.	2,963	6,314
U-Ming Marine Transport Corp.	2,000	2,799
Unimicron Technology Corp.	3,048	16,135
Uni-President Enterprises Corp.	11,470	26,969
United Microelectronics Corp.(a)	27,337	36,658
Vanguard International Semiconductor Corp.	2,680	6,445
Voltronic Power Technology Corp.	126	6,144
Walsin Lihwa Corp.	8,044	9,108
Walsin Technology Corp.	1,267	4,295
Wan Hai Lines Ltd.	2,173	7,766
Win Semiconductors Corp.	1,094	5,810
Winbond Electronics Corp.	5,926	4,582
Wistron Corp.	6,111	5,409
Wiwynn Corp.	258	6,342
Yageo Corp.	1,045	11,937
Yang Ming Marine Transport Corp.	3,461	10,357
Yuanta Financial Holding Co. Ltd.	29,580	19,759
Zhen Ding Technology Holding Ltd.	609	2,298
		2,235,935
Thailand-2.48%
Advanced Info Service PCL, NVDR	2,852	15,573
Airports of Thailand PCL, NVDR(a)	11,186	21,348
Asset World Corp. PCL, NVDR	20,399	2,771
B. Grimm Power PCL, NVDR	2,033	2,099
Bangkok Dusit Medical Services PCL, NVDR	22,880	16,627
Bangkok Expressway & Metro PCL, NVDR	22,851	5,401
Banpu PCL, NVDR	12,558	4,571
Berli Jucker PCL, NVDR	2,888	2,550
BTS Group Holdings PCL, NVDR	21,301	4,977
Bumrungrad Hospital PCL, NVDR	913	4,514
Central Pattana PCL, NVDR	6,618	11,417

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Thailand-(continued)
Central Retail Corp. PCL, NVDR	2,100	$2,082
Charoen Pokphand Foods PCL, NVDR	9,434	6,471
CP ALL PCL, NVDR	12,801	21,300
Delta Electronics Thailand PCL, NVDR	676	8,705
Electricity Generating PCL, NVDR	756	3,800
Energy Absolute PCL, NVDR	5,448	12,025
Global Power Synergy PCL, NVDR	1,169	2,152
Gulf Energy Development PCL, NVDR	11,186	14,359
Home Product Center PCL, NVDR	16,406	5,928
Indorama Ventures PCL, NVDR	5,594	6,649
Intouch Holdings PCL, NVDR	6,427	12,222
IRPC PCL, NVDR	6,415	568
Kasikornbank PCL, NVDR	1,086	4,307
Krung Thai Bank PCL, NVDR	14,103	6,092
Krungthai Card PCL, NVDR	4,056	6,308
Land & Houses PCL, NVDR	19,091	4,408
Minor International PCL, NVDR(a)	10,328	9,399
Muangthai Capital PCL, NVDR	2,115	2,772
Osotspa PCL, NVDR	3,452	2,931
PTT Exploration & Production PCL, NVDR	3,075	13,575
PTT Global Chemical PCL, NVDR	3,167	3,807
PTT PCL, NVDR	29,460	27,811
Ratch Group PCL, NVDR	2,207	2,293
SCB X PCL, NVDR	6,068	16,732
SCG Packaging PCL, NVDR	500	693
Siam Cement PCL (The), NVDR	2,150	21,786
Siam Makro PCL, NVDR	4,274	3,948
Srisawad Corp. PCL, NVDR	1,936	2,617
Thai Oil PCL, NVDR	2,864	3,987
Thai Union Group PCL, NVDR	8,389	3,715
TMBThanachart Bank PCL, NVDR	104,401	3,403
TMBThanachart Bank PCL, Wts., expiring 10/25/2025(a)	1,044	15
Total Access Communication PCL, NVDR	3,961	4,896
True Corp. PCL, NVDR	40,554	5,222
		338,826
Turkey-0.45%
Akbank T.A.S.	6,298	3,034
Arcelik A.S.	608	2,202
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,857	2,301
BIM Birlesik Magazalar A.S.	1,273	6,544
Coca-Cola Icecek A.S.	273	2,208
Enka Insaat ve Sanayi A.S.	3,022	3,158
Eregli Demir ve Celik Fabrikalari TAS	3,100	4,779
Ford Otomotiv Sanayi A.S.	172	2,907
Gubre Fabrikalari TAS(a)	476	2,366
Haci Omer Sabanci Holding A.S.	3,069	3,404
KOC Holding A.S.	2,247	4,615
Petkim Petrokimya Holding A.S.(a)	3,885	1,947
Sasa Polyester Sanayi A.S.(a)	950	2,359
Turk Hava Yollari AO(a)	2,940	8,270
Turkcell Iletisim Hizmetleri A.S.	2,726	2,574
Turkiye Garanti Bankasi A.S.	684	554
Turkiye Is Bankasi A.S., Class C	8,613	2,510
Turkiye Petrol Rafinerileri A.S.(a)	218	3,266
Turkiye Sise ve Cam Fabrikalari A.S.	2,172	2,645
		61,643
	Shares	Value
United Arab Emirates-1.75%
Abu Dhabi Commercial Bank PJSC	6,871	$17,060
Abu Dhabi Islamic Bank PJSC	3,179	7,867
Abu Dhabi National Oil Co. for Distribution PJSC	1,035	1,206
ADNOC Drilling Co. PJSC	2,713	2,644
Air Arabia PJSC	16,165	9,682
AL Seer Marine Supplies & Equipment Co. LLC(a)	336	905
Aldar Properties PJSC	9,987	13,323
Alpha Dhabi Holding PJSC(a)	2,929	19,697
Dana Gas PJSC	30,163	8,212
Dubai Financial Market PJSC	5,507	2,564
Dubai Investments PJSC	19,459	12,238
Dubai Islamic Bank PJSC	4,691	7,510
Emaar Development PJSC(a)	5,204	6,276
Emaar Properties PJSC	7,426	11,120
Emirates Telecommunications Group Co. PJSC	8,204	62,316
Fertiglobe PLC	1,229	1,603
First Abu Dhabi Bank PJSC	10,503	55,531
		239,754
United Republic of Tanzania-0.11%
AngloGold Ashanti Ltd.	1,045	15,440
United States-0.20%
GCC S.A.B. de C.V.	741	4,585
JBS S.A.	2,685	16,499
Parade Technologies Ltd.	176	6,613
		27,697
Total Common Stocks & Other Equity Interests (Cost $14,927,117)		12,316,173
Exchange-Traded Funds-9.36%
India-9.36%
Invesco India ETF(i)	27,398	679,197
iShares MSCI India ETF(c)	14,067	600,309
Total Exchange-Traded Funds (Cost $1,271,070)		1,279,506
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.40% (Cost $16,198,187)		13,595,679
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.65%
Invesco Private Government Fund, 1.77%(i)(j)(k)	293,201	293,201
Invesco Private Prime Fund, 1.89%(i)(j)(k)	753,945	753,945
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,047,148)		1,047,146
TOTAL INVESTMENTS IN SECURITIES-107.05% (Cost $17,245,335)		14,642,825
OTHER ASSETS LESS LIABILITIES-(7.05)%		(964,604)
NET ASSETS-100.00%		$13,678,221

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
ETF-Exchange-Traded Fund
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $1,273,906, which represented 9.31% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco India ETF	$518,180	$272,590	$(63,032)	$(70,684)	$22,143	$679,197	$4,983
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	76,781	507,355	(584,136)	-	-	-	63
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,790	4,320,521	(4,148,110)	-	-	293,201	952*
Invesco Private Prime Fund	281,842	8,514,681	(8,042,460)	(2)	(116)	753,945	2,649*
Total	$997,593	$13,615,147	$(12,837,738)	$(70,686)	$22,027	$1,726,343	$8,647

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$125,940,734	$-	$125,940,734
Money Market Funds	262,549	-	-	262,549
Total Investments	$262,549	$125,940,734	$-	$126,203,283
Invesco PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$86,696,091	$-	$33,144	$86,729,235
Money Market Funds	28,379	3,670,833	-	3,699,212
Total Investments	$86,724,470	$3,670,833	$33,144	$90,428,447
Invesco PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,313,767	$22	$2,384	$12,316,173
Exchange-Traded Funds	1,279,506	-	-	1,279,506
Money Market Funds	-	1,047,146	-	1,047,146
Total Investments	$13,593,273	$1,047,168	$2,384	$14,642,825